OMB APPROVAL
                                                        OMB Number: 3235-0578

                                                        Expires: MAY 31, 2007

                                                        Estimated average burden
                                                        hours per response:21.09


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-04041
-----------------------------------------------------------------

                       GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET, STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT, 3001, SUMMER STREET, STAMFORD, CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  03/31/07
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

GEI U.S. EQUITY

SCHEDULE OF INVESTMENTS - MARCH 31,2007 (UNAUDITED)

                                                           NUMBER OF
                                                              SHARES                           VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCK - 97.2%
----------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 10.2%
Bed Bath & Beyond, Inc.                                       23,706                      $  952,270 (a)
Carnival Corp.                                                12,499                         585,703
Comcast Corp. (Class A)                                       56,721                       1,444,671 (a,h)
Corinthian Colleges, Inc.                                      4,681                          64,364 (a,j)
General Motors Corp.                                           4,515                         138,340 (j)
Home Depot, Inc.                                              17,221                         632,700
Koninklijke Philips Electronics N.V. ADR                       9,215                         351,092 (j)
Liberty Global, Inc. (Series C)                               19,691                         603,332 (a,j)
Liberty Media Holding Corp - Capital (Series A)                4,661                         515,460 (a)
Liberty Media Holding Corp -
Interactive (Series A)                                         5,553                         132,272 (a)
Lowe's Companies, Inc.                                         6,454                         203,236
News Corp. (Class A)                                          12,846                         297,000
Omnicom Group, Inc.                                           11,791                       1,207,163
Staples, Inc.                                                 22,056                         569,927
Starwood Hotels & Resorts Worldwide, Inc.                      2,361                         153,111
Target Corp.                                                  11,624                         688,838
Time Warner, Inc.                                             28,470                         561,428
Viacom Inc. (Class B)                                          4,052                         166,578 (a)
                                                                                           9,267,485

CONSUMER STAPLES - 11.6%
Clorox Co.                                                    10,138                         645,689
Colgate-Palmolive Co.                                         12,916                         862,660
Diageo PLC ADR                                                 1,389                         112,440
General Mills, Inc.                                           13,734                         799,593
Kellogg Co.                                                   11,603                         596,742
Kimberly-Clark Corp.                                          14,122                         967,216
Nestle S.A. ADR                                                  902                          87,629 (a)
PepsiCo, Inc.                                                 43,663                       2,775,220 (h)
Procter & Gamble Co.                                          18,553                       1,171,807
Sara Lee Corp.                                                 8,333                         140,994
The Coca-Cola Co.                                             33,266                       1,596,768
Wal-Mart Stores, Inc.                                         15,832                         743,312
                                                                                          10,500,070

ENERGY - 9.3%
Apache Corp.                                                   2,361                         166,923
Devon Energy Corp.                                             2,317                         160,383
EOG Resources, Inc.                                            4,166                         297,202
Exxon Mobil Corp.                                             55,785                       4,208,978 (h)
Halliburton Co.                                               12,499                         396,718
Hess Corp.                                                    10,310                         571,896
Occidental Petroleum Corp.                                    10,660                         525,645
Schlumberger Ltd.                                             22,154                       1,530,841
Transocean Inc.                                                7,523                         614,629 (a)
                                                                                           8,473,215

FINANCIALS - 17.4%
ACE Ltd.                                                      10,227                         583,553
AFLAC Incorporated                                             7,360                         346,362
Allstate Corp.                                                 8,472                         508,828
American International Group, Inc.                            46,049                       3,095,414
AON Corp.                                                      5,902                         224,040
Bank of America Corp.                                         33,968                       1,733,047
Berkshire Hathaway, Inc. (Class B)                                22                          80,080 (a)
BlackRock Inc. (Class A)                                       1,111                         173,660 (j)
CB Richard Ellis Group, Inc. (Class A)                           584                          19,961 (a)
Chubb Corp.                                                    8,124                         419,767
Citigroup, Inc.                                               28,641                       1,470,429
Everest Re Group, Ltd.                                         4,746                         456,423
Federal Home Loan Mortgage Corp.                              11,527                         685,741
Federal National Mortgage Assoc.                              14,374                         784,533
HCC Insurance Holdings, Inc.                                   5,304                         163,363 (j)
Mellon Financial Corp.                                        21,248                         916,639
Merrill Lynch & Company, Inc.                                  2,221                         181,389
Metlife, Inc.                                                 17,776                       1,122,554
Morgan Stanley                                                   695                          54,738
Prudential Financial, Inc.                                     2,291                         206,786 (j)
State Street Corp.                                            15,056                         974,876 (e)
SunTrust Banks, Inc.                                          13,270                       1,101,941
The Bank of New York Company, Inc.                             1,875                          76,031
US Bancorp                                                    10,769                         376,592
                                                                                          15,756,747

HEALTHCARE - 14.7%
Abbott Laboratories                                           17,081                         953,120 (h)
Aetna, Inc.                                                   27,835                       1,218,895
Amgen, Inc.                                                   32,549                       1,818,838 (a)
Baxter International, Inc.                                    15,955                         840,350
Boston Scientific Corp.                                       19,231                         279,619 (a)
Bristol-Myers Squibb Co.                                       6,518                         180,940
DaVita, Inc.                                                   4,453                         237,434 (a)
Gilead Sciences, Inc.                                          3,300                         252,450 (a)
GlaxoSmithKline PLC ADR                                        6,125                         338,468
Johnson & Johnson                                              4,791                         288,706
Lincare Holdings Inc.                                         11,318                         414,805 (a)
McKesson Corp.                                                 1,736                         101,625
Medco Health Solutions, Inc.                                   6,458                         468,399 (a)
Medtronic Inc.                                                11,388                         558,695
Novartis AG ADR                                                6,319                         345,207
Pfizer Inc.                                                   77,273                       1,951,916 (h)
Quest Diagnostics Inc.                                           695                          34,660 (j)
Thermo Electron Corp.                                          3,958                         185,037 (a)
UnitedHealth Group, Inc.                                       8,662                         458,826
Wyeth                                                         48,473                       2,425,104
                                                                                          13,353,094

INDUSTRIALS - 7.2%
ABB Ltd. ADR                                                  17,359                         298,228
Burlington Northern Santa Fe Corp.                             2,333                         187,643
Cooper Industries Ltd.                                         5,277                         237,412
Deere & Co.                                                    4,166                         452,594
Dover Corp.                                                   19,107                         932,613 (h)
Eaton Corp.                                                    5,624                         469,941
Emerson Electric Co.                                           6,749                         290,814
General Dynamics Corp.                                         2,361                         180,380
ITT Corp.                                                      2,014                         121,484
Northrop Grumman Corp.                                         6,314                         468,625
Rockwell Collins, Inc.                                         1,319                          88,281
Southwest Airlines Co.                                        38,191                         561,408 (j)
Textron Inc.                                                   9,090                         816,282
3M Co.                                                         4,791                         366,176
United Technologies Corp.                                     14,606                         949,390
Waste Management, Inc.                                         1,597                          54,953
WESCO International, Inc.                                      1,597                         100,260 (a,j)
                                                                                           6,576,484

INFORMATION TECHNOLOGY - 20.7%
Activision, Inc.                                               8,333                         157,827 (a)
Analog Devices, Inc.                                          18,540                         639,445 (j)
Automatic Data Processing, Inc.                               13,888                         672,179
Cisco Systems, Inc.                                           74,637                       1,905,483 (a)
Corning Incorporated                                           3,929                          89,345 (a)
Dell, Inc.                                                     5,555                         128,932 (a)
eBay, Inc.                                                     7,847                         260,128 (a)
EMC Corp.                                                     22,575                         312,664 (a,j)
Fidelity National Information Services, Inc.                   8,183                         371,999
First Data Corp.                                              13,886                         373,533 (h)
Hewlett-Packard Co.                                            8,888                         356,764
Intel Corp.                                                   78,696                       1,505,455
International Business Machines Corp.                          7,708                         726,556
Intuit Inc.                                                   20,832                         569,964 (a)
Lam Research Corp.                                             1,250                          59,175 (a)
Linear Technology Corp.                                        4,132                         130,530
Maxim Integrated Products, Inc.                               20,206                         594,056
Microchip Technology Inc.                                     10,971                         389,800
Microsoft Corp.                                               90,736                       2,528,812 (h)
Molex, Inc. (Class A)                                         19,945                         496,431
National Semiconductor Corp.                                  12,291                         296,705
Oracle Corp.                                                 123,725                       2,243,134 (a)
Paychex, Inc.                                                 15,467                         585,735
QUALCOMM, Inc.                                                 4,167                         177,764
Sun Microsystems, Inc.                                        13,888                          83,467 (a)
Texas Instruments Incorporated                                20,856                         627,766
Western Union Co.                                             64,191                       1,408,992
Yahoo! Inc.                                                   34,975                       1,094,368 (a)
                                                                                          18,787,009

MATERIALS - 2.1%
Air Products & Chemicals, Inc.                                   348                          25,738
Barrick Gold Corp.                                            21,852                         623,875
Freeport-McMoRan Copper & Gold Inc. (Class B)                  4,594                         304,077
Monsanto Co.                                                  10,450                         574,332
PAN American Silver Corp.                                        903                          26,720 (a,j)
Praxair, Inc.                                                  4,963                         312,470
                                                                                           1,867,212

TELECOMMUNICATION SERVICES - 1.2%
AT&T, Inc.                                                     4,167                         164,305
Sprint Nextel Corp. (Series 1)                                 9,721                         184,310
Verizon Communications Inc.                                   15,276                         579,266 (h)
Vodafone Group, PLC ADR                                        6,944                         186,516
                                                                                           1,114,397

UTILITIES - 2.8%
American Electric Power Company, Inc.                          3,125                         152,344
Constellation Energy Group, Inc.                               7,430                         646,039
Dominion Resources, Inc.                                       7,360                         653,347
Edison International                                           8,472                         416,229
Entergy Corp.                                                    495                          51,935
FirstEnergy Corp.                                              3,236                         214,353 (j)
FPL Group, Inc.                                                4,135                         252,938 (j)
PG&E Corp.                                                     4,078                         196,845
                                                                                           2,584,030

TOTAL COMMON STOCK                                                                        88,279,743
(COST $78,918,922)

----------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.0%*
----------------------------------------------------------------------------------------------------

Cia Vale do Rio Doce ADR                                         694                          21,708
(COST $19,192)


----------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 2.8%
----------------------------------------------------------------------------------------------------

Financial Select Sector
SPDR Fund                                                     14,280                         508,796 (n)
Industrial Select Sector
SPDR Fund                                                     56,878                       2,021,444 (n)

TOTAL EXCHANGE TRADED FUNDS                                                                2,530,240
(COST $1,984,395)

TOTAL INVESTMENTS IN SECURITIES                                                           90,831,691
(COST $80,922,509)

----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -3.3%
----------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 0.3%
GEI Short Term Investment Fund
5.53%                                                        263,627                         263,627 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN -
3.0%
State Street Navigator Securities
Lending Prime Portfolio
5.35%                                                      2,724,406                       2,724,406 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                               2,988,033
(COST $2,988,033)

TOTAL INVESTMENTS                                                                         93,819,724
(COST $83,910,542)

LIABILITIES IN EXCESS OF OTHER ASSETS,
NET - (3.3)%                                                                             (2,976,326)
                                                                                       -------------
NET ASSETS  - 100.0%                                                                   $  90,843,398
                                                                                       =============


----------------------------------------------------------------------------------------------------
OTHER INFORMATION
----------------------------------------------------------------------------------------------------

The GEI U.S. Equity had the following
short futures contracts open at March
31, 2007 (unaudited):

                                          EXPIRATION     NUMBER OF      CURRENT        UNREALIZED
DESCRIPTION                                  DATE        CONTRACTS   NOTIONAL VALUE   APPRECIATION
----------------------------------------------------------------------------------------------------
S&P 500 Index Futures                     June 2007          2         $(715,600)        $2,400


GEI S&P 500 INDEX

SCHEDULE OF INVESTMENTS -  MARCH 31, 2007
(UNAUDITED)

                                                                       NUMBER OF
                                                                          SHARES                             VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 98.4%
------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 10.3%
Abercrombie & Fitch Co. (Class A)                                          3,200                        $  242,176
Amazon.Com, Inc.                                                          11,400                           453,606 (a)
Apollo Group, Inc. (Class A)                                               5,000                           219,500 (a)
Autonation, Inc.                                                           5,772                           122,597 (a)
Autozone, Inc.                                                             1,744                           223,476 (a)
Bed Bath & Beyond, Inc.                                                   10,700                           429,819 (a)
Best Buy Company, Inc.                                                    15,100                           735,672
Big Lots, Inc.                                                             4,400                           137,632 (a)
Black & Decker Corp.                                                       2,507                           204,621
Brunswick Corp.                                                            3,368                           107,271
Carnival Corp.                                                            16,000                           749,760
CBS Corp.                                                                 27,313                           835,505
Centex Corp.                                                               4,620                           193,024
Circuit City Stores, Inc.                                                  5,226                            96,838
Clear Channel Communications, Inc.                                        18,400                           644,736
Coach, Inc.                                                               13,400                           670,670 (a)
Comcast Corp. (Class A)                                                  113,758                         2,952,020 (a)
D.R. Horton, Inc.                                                         10,200                           224,400
Darden Restaurants, Inc.                                                   5,329                           219,502
Dillard's, Inc. (Class A)                                                  2,295                            75,115
DIRECTV Group, Inc.                                                       28,700                           662,109 (a)
Dollar General Corp.                                                      11,591                           245,150
Dow Jones & Company, Inc.                                                  2,442                            84,176
Eastman Kodak Co.                                                         10,875                           245,340
Family Dollar Stores, Inc.                                                 5,400                           159,948
Federated Department Stores Inc.                                          19,230                           866,311
Ford Motor Co.                                                            69,899                           551,503
Fortune Brands, Inc.                                                       5,441                           428,860
Gannett Company, Inc.                                                      8,608                           484,544
General Motors Corp.                                                      21,147                           647,944
Genuine Parts Co.                                                          6,396                           313,404
Goodyear Tire & Rubber Co.                                                 6,419                           200,209 (a)
H&R Block, Inc.                                                           12,208                           256,856
Harley-Davidson, Inc.                                                      9,700                           569,875
Harman International Industries Inc.                                       2,500                           240,200
Harrah's Entertainment, Inc.                                               6,735                           568,771
Hasbro, Inc.                                                               5,496                           157,296
Hilton Hotels Corp.                                                       13,988                           503,008
Home Depot, Inc.                                                          74,618                         2,741,465
IAC/InterActiveCorp.                                                       8,000                           301,680 (a)
International Game Technology                                             12,600                           508,788
Interpublic Group of Companies, Inc.                                      16,830                           207,177 (a)
J.C. Penney Company, Inc.                                                  8,287                           680,860
Johnson Controls, Inc.                                                     7,282                           689,023
Jones Apparel Group, Inc.                                                  4,200                           129,066
KB Home                                                                    2,860                           122,036
Kohl's Corp.                                                              11,900                           911,659 (a)
Leggett & Platt, Incorporated                                              6,800                           154,156
Lennar Corp. (Class A)                                                     5,300                           223,713
Limited Brands, Inc.                                                      12,988                           338,467
Liz Claiborne Inc.                                                         3,830                           164,116
Lowe's Companies, Inc.                                                    56,056                         1,765,203
Marriott International Inc. (Class A)                                     11,944                           584,778
Mattel, Inc.                                                              14,151                           390,143
McDonald's Corp.                                                          43,890                         1,977,244
McGraw-Hill Companies Inc.                                                13,040                           819,955
Meredith Corp.                                                             1,498                            85,970
New York Times Co. (Class A)                                               5,188                           121,970
Newell Rubbermaid Inc.                                                    10,456                           325,077
News Corp. (Class A)                                                      86,100                         1,990,632
Nike Inc. (Class B)                                                        6,804                           722,993
Nordstrom, Inc.                                                            8,484                           449,143
Office Depot, Inc.                                                        10,300                           361,942 (a)
OfficeMax, Inc.                                                            2,523                           133,063
Omnicom Group, Inc.                                                        6,000                           614,280
Polo Ralph Lauren Corp. (Class A)                                          2,300                           202,745
Pulte Homes, Inc.                                                          8,188                           216,654
RadioShack Corp.                                                           4,656                           125,852
Sears Holdings Corp.                                                       3,119                           561,919 (a)
Snap-On Incorporated                                                       2,009                            96,633
Staples, Inc.                                                             26,350                           680,884
Starbucks Corp.                                                           27,600                           865,536 (a)
Starwood Hotels & Resorts Worldwide, Inc.                                  7,900                           512,315
Target Corp.                                                              31,352                         1,857,920
The E.W. Scripps Co. (Class A)                                             3,300                           147,444
The Gap, Inc.                                                             19,618                           337,626
The Sherwin-Williams Co.                                                   4,263                           281,529
The Stanley Works                                                          3,026                           167,519
The Walt Disney Co.                                                       74,937                         2,580,081
Tiffany & Co.                                                              4,900                           222,852
Time Warner, Inc.                                                        139,614                         2,753,188 (h)
TJX Companies, Inc.                                                       16,380                           441,605
Tribune Co.                                                                6,800                           218,348
VF Corp.                                                                   3,402                           281,073
Viacom Inc. (Class B)                                                     25,213                         1,036,506 (a)
Wendy's International, Inc.                                                3,331                           104,260
Whirlpool Corp.                                                            2,743                           232,908
Wyndham Worldwide Corp.                                                    6,549                           223,648 (a)
Yum! Brands, Inc.                                                          9,822                           567,319
                                                                                                        48,954,407

CONSUMER STAPLES - 9.5%
Altria Group, Inc.                                                        77,079                         6,768,307
Anheuser-Busch Companies, Inc.                                            27,808                         1,403,192 (h)
Archer-Daniels-Midland Co.                                                23,686                           869,276
Avon Products, Inc.                                                       16,428                           612,107
Brown-Forman Corp. (Class B)                                               2,958                           193,926
Campbell Soup Co.                                                          7,976                           310,665
Clorox Co.                                                                 5,584                           355,645
Coca-Cola Enterprises, Inc.                                               10,500                           212,625
Colgate-Palmolive Co.                                                     18,672                         1,247,103
ConAgra Foods, Inc.                                                       18,568                           462,529
Constellation Brands, Inc. (Class A)                                       8,000                           169,440 (a)
Costco Wholesale Corp.                                                    16,766                           902,681
CVS Corp.                                                                 56,580                         1,931,641
Dean Foods Co.                                                             4,700                           219,678 (a)
General Mills, Inc.                                                       12,522                           729,031
HJ Heinz Co.                                                              11,697                           551,163
Kellogg Co.                                                                9,490                           488,071
Kimberly-Clark Corp.                                                      16,836                         1,153,098
Kraft Foods, Inc. (Class A)                                                6,900                           218,778
McCormick & Company, Inc.                                                  4,800                           184,896
Molson Coors Brewing Co. (Class B)                                         1,665                           157,542
Pepsi Bottling Group, Inc.                                                 4,500                           143,505
PepsiCo, Inc.                                                             59,974                         3,811,947
Procter & Gamble Co.                                                     115,745                         7,310,454
Reynolds American Inc.                                                     6,200                           386,942
Safeway Inc.                                                              16,400                           600,896
Sara Lee Corp.                                                            27,757                           469,648
Supervalu Inc.                                                             7,513                           293,533
Sysco Corp.                                                               22,344                           755,898
The Coca-Cola Co.                                                         74,151                         3,559,248 (h)
The Estee Lauder Companies Inc. (Class A)                                  4,100                           200,285
The Hershey Co.                                                            6,284                           343,483
The Kroger Co.                                                            25,630                           724,048
Tyson Foods, Inc. (Class A)                                                8,900                           172,749
UST Inc.                                                                   5,779                           335,066
Walgreen Co.                                                              36,700                         1,684,163
Wal-Mart Stores, Inc.                                                     90,324                         4,240,712
Whole Foods Market, Inc.                                                   5,400                           242,190
WM Wrigley Jr. Co.                                                         7,985                           406,676
                                                                                                        44,822,837

ENERGY - 9.9%
Anadarko Petroleum Corp.                                                  17,156                           737,365
Apache Corp.                                                              12,148                           858,864
Baker Hughes Incorporated                                                 11,750                           777,028
BJ Services Co.                                                           10,800                           301,320
Chesapeake Energy Corp.                                                   15,100                           466,288
Chevron Corp.                                                             79,069                         5,847,943
ConocoPhillips                                                            60,388                         4,127,520
Consol Energy, Inc.                                                        7,000                           273,910
Devon Energy Corp.                                                        16,192                         1,120,810
El Paso Corp.                                                             25,482                           368,725
ENSCO International Inc.                                                   5,800                           315,520
EOG Resources, Inc.                                                        8,900                           634,926
Exxon Mobil Corp.                                                        208,924                        15,763,316 (h)
Halliburton Co.                                                           36,320                         1,152,797
Hess Corp.                                                                 9,970                           553,036 (h)
Kinder Morgan, Inc.                                                        3,900                           415,155
Marathon Oil Corp.                                                        12,721                         1,257,216
Murphy Oil Corp.                                                           6,800                           363,120
Nabors Industries Ltd.                                                    10,000                           296,700 (a)
National Oilwell Varco, Inc.                                               6,600                           513,414 (a)
Noble Corp.                                                                5,000                           393,400
Occidental Petroleum Corp.                                                30,720                         1,514,803
Peabody Energy Corp.                                                       9,700                           390,328
Rowan Companies, Inc.                                                      4,477                           145,368
Schlumberger Ltd.                                                         43,408                         2,999,493
Smith International, Inc.                                                  7,300                           350,765
Spectra Energy Corp.                                                      23,177                           608,860
Sunoco, Inc.                                                               4,276                           301,201
The Williams Companies, Inc.                                              21,986                           625,722
Transocean Inc.                                                           10,666                           871,412 (a)
Valero Energy Corp.                                                       22,300                         1,438,127
Weatherford International Ltd.                                            12,700                           572,770 (a)
XTO Energy, Inc.                                                          13,633                           747,225
                                                                                                        47,104,447

FINANCIALS - 21.3%
ACE Ltd.                                                                  11,900                           679,014
AFLAC Incorporated                                                        17,900                           842,374
Allstate Corp.                                                            22,576                         1,355,915 (h)
AMBAC Financial Group, Inc.                                                3,600                           311,004
American Express Co.                                                      43,622                         2,460,281 (h)
American International Group, Inc.                                        95,509                         6,420,115 (h)
Ameriprise Financial, Inc.                                                 9,004                           514,489
AON Corp.                                                                 11,236                           426,519
Apartment Investment & Management Co. (Class A) (REIT)                     3,700                           213,453
Archstone-Smith Trust (REIT)                                               7,900                           428,812
AvalonBay Communities, Inc. (REIT)                                         2,800                           364,000
Bank of America Corp.                                                    164,021                         8,368,351
BB&T Corp.                                                                20,100                           824,502
Boston Properties, Inc. (REIT)                                             4,400                           516,560
Capital One Financial Corp.                                               14,825                         1,118,695
CB Richard Ellis Group, Inc. (Class A)                                     7,200                           246,096 (a)
Charles Schwab Corp.                                                      37,711                           689,734
Chicago Mercantile Exchange
Holdings Inc.                                                              1,227                           653,328
Chubb Corp.                                                               14,994                           774,740
Cincinnati Financial Corp.                                                 6,492                           275,261
CIT Group, Inc.                                                            7,300                           386,316
Citigroup, Inc.                                                          179,876                         9,234,834 (h)
Comerica Incorporated                                                      5,956                           352,119
Commerce Bancorp Inc.                                                      7,100                           236,998
Compass Bancshares, Inc.                                                   4,700                           323,360
Countrywide Financial Corp.                                               21,498                           723,193
Developers Diversified Realty Corp. (REIT)                                 4,600                           289,340
E*Trade Financial Corp.                                                   16,300                           345,886 (a)
Equity Residential (REIT)                                                 10,700                           516,061
Federal Home Loan Mortgage Corp.                                          25,465                         1,514,913
Federal National Mortgage Assoc.                                          35,376                         1,930,822
Federated Investors Inc. (Class B)                                         3,600                           132,192
Fifth Third Bancorp                                                       20,416                           789,895
First Horizon National Corp.                                               4,400                           182,732
Franklin Resources, Inc.                                                   6,200                           749,146
Genworth Financial, Inc. (Class A)                                        15,900                           555,546
Goldman Sachs Group, Inc.                                                 15,100                         3,120,113
Hartford Financial Services Group, Inc.                                   11,604                         1,109,110
Host Hotels & Resorts Inc. (REIT)                                         19,100                           502,521
Hudson City Bancorp, Inc.                                                 18,700                           255,816
Huntington Bancshares Incorporated                                         8,834                           193,023
Janus Capital Group, Inc.                                                  6,400                           133,824
JP Morgan Chase & Co.                                                    127,476                         6,167,289 (h)
Keycorp                                                                   14,228                           533,123
Kimco Realty Corp. (REIT)                                                  8,200                           399,668
Legg Mason, Inc.                                                           4,700                           442,787
Lehman Brothers Holdings, Inc.                                            19,500                         1,366,365
Lincoln National Corp.                                                    10,042                           680,747
Loews Corp.                                                               16,296                           740,327
M&T Bank Corp.                                                             2,800                           324,324
Marsh & McLennan Companies, Inc.                                          20,508                           600,679
Marshall & Ilsley Corp.                                                    9,300                           430,683
MBIA Inc.                                                                  5,135                           336,291
Mellon Financial Corp.                                                    15,028                           648,308
Merrill Lynch & Company, Inc.                                             32,434                         2,648,885
Metlife, Inc.                                                             27,500                         1,736,625
MGIC Investment Corp.                                                      3,159                           186,128
Moody's Corp.                                                              8,684                           538,929
Morgan Stanley                                                            38,996                         3,071,325
National City Corp.                                                       20,600                           767,350
Northern Trust Corp.                                                       6,900                           414,966
Plum Creek Timber Company, Inc (REIT)                                      6,800                           268,056
PNC Financial Services Group, Inc.                                        12,808                           921,792
Principal Financial Group, Inc.                                            9,800                           586,726
Prologis (REIT)                                                            9,200                           597,356
Prudential Financial, Inc.                                                17,200                         1,552,472
Public Storage, Inc. (REIT)                                                4,600                           435,482
Realogy Corp.                                                              8,220                           243,394 (a)
Regions Financial Corp.                                                   26,468                           936,173
Safeco Corp.                                                               3,981                           264,458
Simon Property Group, Inc. (REIT)                                          8,100                           901,125
SLM Corp.                                                                 15,200                           621,680
Sovereign Bancorp, Inc.                                                   12,850                           326,904
State Street Corp.                                                        12,100                           783,475 (e)
SunTrust Banks, Inc.                                                      13,129                         1,090,232
Synovus Financial Corp.                                                   11,750                           379,995
T Rowe Price Group, Inc.                                                   9,600                           453,024
The Bank of New York Company, Inc.                                        27,810                         1,127,696 (h)
The Bear Stearns Companies Inc.                                            4,269                           641,844
The Progressive Corp.                                                     27,400                           597,868
Torchmark Corp.                                                            3,800                           249,242
Travelers Companies, Inc.                                                 24,599                         1,273,490
UnumProvident Corp.                                                       12,789                           294,531
US Bancorp                                                                64,699                         2,262,524
Vornado Realty Trust (REIT)                                                4,700                           560,898
Wachovia Corp.                                                            69,988                         3,852,839
Washington Mutual Inc.                                                    32,881                         1,327,735
Wells Fargo & Co.                                                        123,636                         4,256,787
XL Capital Ltd.                                                            6,500                           454,740
Zions Bancorporation                                                       3,800                           321,176
                                                                                                       100,679,516

HEALTHCARE - 11.7%
Abbott Laboratories                                                       56,296                         3,141,317 (h)
Aetna, Inc.                                                               18,708                           819,223
Allergan, Inc.                                                             5,652                           626,355
AmerisourceBergen Corp.                                                    7,042                           371,466
Amgen, Inc.                                                               42,648                         2,383,170 (a,h)
Applera Corp - Applied Biosystems Group                                    6,800                           201,076
Barr Pharmaceuticals, Inc.                                                 3,900                           180,765 (a)
Bausch & Lomb Inc.                                                         2,228                           113,984
Baxter International, Inc.                                                23,648                         1,245,540
Becton Dickinson & Co.                                                     9,070                           697,392
Biogen Idec, Inc.                                                         12,700                           563,626 (a)
Biomet, Inc.                                                               8,915                           378,798
Boston Scientific Corp.                                                   43,878                           637,986 (a)
Bristol-Myers Squibb Co.                                                  73,708                         2,046,134 (h)
C.R. Bard, Inc.                                                            3,702                           294,346
Cardinal Health, Inc.                                                     14,501                         1,057,848
Celgene Corp.                                                             13,900                           729,194 (a)
Cigna Corp.                                                                3,563                           508,298
Coventry Healthcare, Inc.                                                  5,800                           325,090 (a)
Eli Lilly & Co.                                                           36,316                         1,950,532
Express Scripts, Inc.                                                      4,900                           395,528 (a)
Forest Laboratories, Inc.                                                 11,600                           596,704 (a)
Genzyme Corp.                                                              9,500                           570,190 (a)
Gilead Sciences, Inc.                                                     16,900                         1,292,850 (a)
Hospira, Inc.                                                              5,539                           226,545 (a)
Humana Inc.                                                                6,227                           361,291 (a)
IMS Health Inc.                                                            6,757                           200,413
Johnson & Johnson                                                        106,093                         6,393,164
King Pharmaceuticals, Inc.                                                 8,833                           173,745 (a)
Laboratory Corp of America Holdings                                        4,300                           312,309 (a)
Manor Care, Inc.                                                           2,537                           137,911
McKesson Corp.                                                            10,961                           641,657
Medco Health Solutions, Inc.                                              10,383                           753,079 (a)
Medimmune, Inc.                                                            9,000                           327,510 (a)
Medtronic Inc.                                                            42,432                         2,081,714
Merck & Company, Inc.                                                     79,650                         3,518,140
Millipore Corp.                                                            1,945                           140,954 (a)
Mylan Laboratories Inc.                                                    7,500                           158,550
Patterson Companies, Inc.                                                  5,400                           191,646 (a)
PerkinElmer, Inc.                                                          4,410                           106,810
Pfizer Inc.                                                              259,877                         6,564,493
Quest Diagnostics Inc.                                                     5,900                           294,233
Schering-Plough Corp.                                                     54,858                         1,399,428 (h)
St. Jude Medical, Inc.                                                    12,992                           488,629 (a)
Stryker Corp.                                                             10,900                           722,888
Tenet Healthcare Corp.                                                    19,295                           124,067 (a)
Thermo Electron Corp.                                                     14,928                           697,884 (a)
UnitedHealth Group, Inc.                                                  49,376                         2,615,447
Varian Medical Systems, Inc.                                               4,800                           228,912 (a)
Waters Corp.                                                               3,600                           208,800 (a)
Watson Pharmaceuticals, Inc.                                               3,600                            95,148 (a)
WellPoint, Inc.                                                           22,500                         1,824,750 (a)
Wyeth                                                                     49,254                         2,464,178 (h)
Zimmer Holdings, Inc.                                                      8,600                           734,526 (a)
                                                                                                        55,316,233

INDUSTRIALS - 10.7%
Allied Waste Industries, Inc.                                              9,000                           113,310 (a)
American Standard Companies, Inc.                                          6,600                           349,932
Avery Dennison Corp.                                                       3,555                           228,444
Boeing Co.                                                                28,816                         2,562,031 (h)
Burlington Northern Santa Fe Corp.                                        13,149                         1,057,574
Caterpillar, Inc.                                                         23,532                         1,577,350
CH Robinson Worldwide, Inc.                                                6,500                           310,375
Cintas Corp.                                                               5,000                           180,500
Cooper Industries Ltd.                                                     6,942                           312,321
CSX Corp.                                                                 16,176                           647,849
Cummins, Inc.                                                              1,989                           287,848
Danaher Corp.                                                              8,600                           614,470
Deere & Co.                                                                8,320                           903,885
Dover Corp.                                                                7,358                           359,144
Eaton Corp.                                                                5,400                           451,224
Emerson Electric Co.                                                      29,048                         1,251,678
Equifax, Inc.                                                              4,400                           160,380
FedEx Corp.                                                               11,260                         1,209,662
Fluor Corp.                                                                3,352                           300,741
General Dynamics Corp.                                                    14,964                         1,143,250
General Electric Co.                                                     377,395                        13,344,687 (m)
Goodrich Corp.                                                             4,601                           236,859
Honeywell International Inc.                                              29,316                         1,350,295
Illinois Tool Works Inc.                                                  14,994                           773,690
Ingersoll-Rand Company Ltd. (Class A)                                     11,498                           498,668
ITT Corp.                                                                  6,526                           393,648
L-3 Communications Holdings, Inc.                                          4,700                           411,109
Lockheed Martin Corp.                                                     13,152                         1,276,007
Masco Corp.                                                               14,590                           399,766
Monster Worldwide, Inc.                                                    4,800                           227,376 (a)
Norfolk Southern Corp.                                                    14,401                           728,691
Northrop Grumman Corp.                                                    12,722                           944,227
Paccar Inc.                                                                9,015                           661,701
Pall Corp.                                                                 4,278                           162,564
Parker Hannifin Corp.                                                      4,415                           381,059
Pitney Bowes Inc.                                                          8,032                           364,572
Raytheon Co.                                                              16,124                           845,865
Robert Half International Inc.                                             6,500                           240,565
Rockwell Automation, Inc.                                                  5,968                           357,304
Rockwell Collins, Inc.                                                     6,268                           419,517
RR Donnelley & Sons Co.                                                    7,952                           290,964
Ryder System, Inc.                                                         2,431                           119,946
Southwest Airlines Co.                                                    28,349                           416,730
Terex Corp.                                                                3,900                           279,864 (a)
Textron Inc.                                                               4,568                           410,206
3M Co.                                                                    27,080                         2,069,724
Tyco International Ltd.                                                   72,839                         2,298,070
Union Pacific Corp.                                                        9,954                         1,010,829
United Parcel Service Inc. (Class B)                                      39,000                         2,733,900
United Technologies Corp.                                                 36,372                         2,364,180
W.W. Grainger, Inc.                                                        2,782                           214,882
Waste Management, Inc.                                                    19,312                           664,526
                                                                                                        50,913,959

INFORMATION TECHNOLOGY - 14.6%
ADC Telecommunications, Inc.                                               5,057                            84,654 (a)
Adobe Systems Incorporated                                                21,684                           904,223 (a,h)
Advanced Micro Devices, Inc.                                              19,574                           255,636 (a,h)
Affiliated Computer Services, Inc. (Class A)                               3,500                           206,080 (a)
Agilent Technologies, Inc.                                                14,485                           488,000 (a)
Altera Corp.                                                              13,500                           269,865 (a)
Analog Devices, Inc.                                                      11,900                           410,431
Apple Computer, Inc.                                                      31,540                         2,930,381 (a)
Applied Materials, Inc.                                                   51,400                           941,648 (h)
Autodesk, Inc.                                                             8,548                           321,405 (a)
Automatic Data Processing, Inc.                                           20,018                           968,871
Avaya, Inc.                                                               16,801                           198,420 (a)
BMC Software, Inc.                                                         7,600                           234,004 (a)
Broadcom Corp. (Class A)                                                  17,150                           550,000 (a)
CA, Inc.                                                                  14,900                           386,059
Ciena Corp.                                                                3,242                            90,614 (a)
Cisco Systems, Inc.                                                      221,404                         5,652,444 (a,h)
Citrix Systems, Inc.                                                       6,800                           217,804 (a)
Cognizant Technology Solutions Corp. (Class A)                             5,100                           450,177 (a)
Computer Sciences Corp.                                                    6,182                           322,268 (a)
Compuware Corp.                                                           11,000                           104,390 (a)
Convergys Corp.                                                            5,000                           127,050 (a)
Corning Incorporated                                                      57,339                         1,303,889 (a)
Dell, Inc.                                                                83,648                         1,941,470 (a,h)
eBay, Inc.                                                                41,700                         1,382,355 (a)
Electronic Arts, Inc.                                                     11,400                           574,104 (a)
Electronic Data Systems Corp.                                             19,100                           528,688
EMC Corp.                                                                 77,914                         1,079,109 (a)
Fidelity National Information
Services, Inc.                                                             5,800                           263,668
First Data Corp.                                                          27,160                           730,604
Fiserv, Inc.                                                               6,250                           331,625 (a)
Google, Inc. (Class A)                                                     7,958                         3,646,037 (a)
Hewlett-Packard Co.                                                       98,065                         3,936,329
Intel Corp.                                                              211,708                         4,049,974
International Business Machines Corp.                                     55,330                         5,215,406
Intuit Inc.                                                               13,100                           358,416 (a)
Jabil Circuit, Inc.                                                        7,100                           152,011
JDS Uniphase Corp.                                                         7,250                           110,418 (a)
Juniper Networks, Inc.                                                    20,700                           407,376 (a)
Kla-Tencor Corp.                                                           7,200                           383,904
Lexmark International Inc. (Class A)                                       3,600                           210,456 (a)
Linear Technology Corp.                                                   10,800                           341,172
LSI Logic Corp.                                                           28,192                           294,324 (a)
Maxim Integrated Products, Inc.                                           11,800                           346,920
Micron Technology, Inc.                                                   26,654                           321,980 (a)
Microsoft Corp.                                                          316,100                         8,809,707 (h)
Molex, Inc.                                                                5,150                           145,230
Motorola, Inc.                                                            87,150                         1,539,940
National Semiconductor Corp.                                              10,366                           250,235
NCR Corp.                                                                  6,600                           315,282 (a)
Network Appliance, Inc.                                                   13,600                           496,672 (a)
Novell, Inc.                                                              12,866                            92,893 (a)
Novellus Systems, Inc.                                                     4,300                           137,686 (a)
Nvidia Corp.                                                              12,900                           371,262 (a)
Oracle Corp.                                                             145,952                         2,646,110 (a)
Paychex, Inc.                                                             12,525                           474,322
PMC - Sierra, Inc.                                                         7,100                            49,771 (a)
QLogic Corp.                                                               5,700                            96,900 (a)
QUALCOMM, Inc.                                                            60,900                         2,597,994
Sabre Holdings Corp. (Class A)                                             4,708                           154,187
SanDisk Corp.                                                              8,000                           350,400 (a)
Sanmina-SCI Corp.                                                         20,300                            73,486 (a)
Solectron Corp.                                                           30,900                            97,335 (a)
Sun Microsystems, Inc.                                                   131,060                           787,671 (a)
Symantec Corp.                                                            34,045                           588,979 (a)
Tektronix, Inc.                                                            3,476                            97,884
Tellabs, Inc.                                                             16,852                           166,835 (a)
Teradyne, Inc.                                                             6,400                           105,856 (a)
Texas Instruments Incorporated                                            53,036                         1,596,384
Unisys Corp.                                                              13,509                           113,881 (a)
VeriSign Inc.                                                              9,200                           231,104 (a)
Western Union Co.                                                         28,560                           626,892
Xerox Corp.                                                               35,690                           602,804 (a)
Xilinx, Inc.                                                              12,500                           321,625
Yahoo! Inc.                                                               44,900                         1,404,921 (a)
                                                                                                        69,368,907

MATERIALS - 3.0%
Air Products & Chemicals, Inc.                                             8,032                           594,047 (h)
Alcoa, Inc.                                                               32,140                         1,089,546 (h)
Allegheny Technologies Incorporated                                        3,751                           400,194
Ashland, Inc.                                                              2,007                           131,659
Ball Corp.                                                                 3,816                           174,964
Bemis Co.                                                                  4,162                           138,969
Domtar Corp.                                                                  11                               102 (a)
Dow Chemical Co.                                                          35,094                         1,609,411
E.I. du Pont de Nemours and Co.                                           33,913                         1,676,320
Eastman Chemical Co.                                                       3,059                           193,726
Ecolab Inc.                                                                6,752                           290,336
Freeport-McMoRan Copper & Gold Inc. (Class B)                             12,355                           817,777
Hercules Incorporated                                                      4,228                            82,615 (a)
International Flavors & Fragrances Inc.                                    3,147                           148,601
International Paper Co.                                                   16,575                           603,330
MeadWestvaco Corp.                                                         6,800                           209,712
Monsanto Co.                                                              19,716                         1,083,591
Newmont Mining Corp.                                                      16,828                           706,608
Nucor Corp.                                                               11,236                           731,801
Pactiv Corp.                                                               4,848                           163,572 (a)
PPG Industries, Inc.                                                       5,937                           417,430
Praxair, Inc.                                                             11,970                           753,631
Rohm & Haas Co.                                                            5,414                           280,012
Sealed Air Corp.                                                           6,114                           193,202
Sigma-Aldrich Corp.                                                        4,682                           194,397
Temple-Inland Inc.                                                         3,952                           236,092
United States Steel Corp.                                                  4,265                           422,960
Vulcan Materials Co.                                                       3,500                           407,680
Weyerhaeuser Co.                                                           7,794                           582,524
                                                                                                        14,334,809

TELECOMMUNICATION SERVICES - 3.7%
Alltel Corp.                                                              12,994                           805,628
AT&T, Inc.                                                               229,081                         9,032,664
CenturyTel, Inc.                                                           4,150                           187,539
Citizens Communications Co.                                               12,200                           182,390
Embarq Corp.                                                               5,370                           302,600
Qwest Communications International Inc.                                   56,548                           508,367 (a)
Sprint Nextel Corp. (Series 1)                                           107,200                         2,032,512
Verizon Communications Inc.                                              106,586                         4,041,741
Windstream Corp.                                                          16,743                           245,955
                                                                                                        17,339,396

UTILITIES - 3.7%
Allegheny Energy, Inc.                                                     6,000                           294,840 (a)
Ameren Corp.                                                               7,542                           379,363
American Electric Power Company, Inc.                                     14,725                           717,844 (h)
Centerpoint Energy, Inc.                                                  11,818                           212,015
CMS Energy Corp.                                                           8,600                           153,080
Consolidated Edison, Inc.                                                  9,607                           490,533
Constellation Energy Group, Inc.                                           6,603                           574,131
Dominion Resources, Inc.                                                  12,718                         1,128,977
DTE Energy Co.                                                             6,666                           319,301
Duke Energy Corp.                                                         45,554                           924,291
Dynegy Inc. (Class A)                                                     12,900                           119,454 (a)
Edison International                                                      11,842                           581,797
Entergy Corp.                                                              7,247                           760,355
Exelon Corp.                                                              24,426                         1,678,310
FirstEnergy Corp.                                                         11,620                           769,709
FPL Group, Inc.                                                           15,062                           921,343
Integrys Energy Group, Inc.                                                2,531                           140,496
KeySpan Corp.                                                              6,500                           267,475
Nicor Inc.                                                                 1,543                            74,712
NiSource Inc.                                                             10,415                           254,543
PG&E Corp.                                                                12,954                           625,290
Pinnacle West Capital Corp.                                                3,500                           168,875
PPL Corp.                                                                 13,844                           566,220
Progress Energy, Inc.                                                      9,256                           466,873
Public Service Enterprise Group, Inc.                                      9,259                           768,867
Questar Corp.                                                              3,300                           294,393
Sempra Energy                                                              9,675                           590,272
TECO Energy, Inc.                                                          7,100                           122,191
The AES Corp.                                                             24,100                           518,632 (a)
The Southern Co.                                                          27,358                         1,002,671
TXU Corp.                                                                 16,872                         1,081,495
Xcel Energy Inc.                                                          14,680                           362,449
                                                                                                        17,330,797

TOTAL INVESTMENTS IN SECURITIES                                                                        466,165,308
(COST $402,451,617)

------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.6%
------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 1.3%
GEI Short Term Investment Fund
5.53%                                                                  6,229,061                         6,229,061 (d,l)
Money Market Obligation trust
5.21%                                           12/31/30                     442                               442 (o)

                                                                PRINCIPAL AMOUNT                            VALUE
------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT - 0.3%
U.S. Treasury Bill
4.94%                                           06/07/07            $  1,500,000                      $  1,486,209

TOTAL SHORT-TERM INVESTMENTS                                                                             7,715,712
(COST $7,715,712)

TOTAL INVESTMENTS                                                                                      473,881,020
(COST $410,167,329)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.0)%*                                                       (2,407)
                                                                                                    --------------
NET ASSETS  - 100.0%                                                                                $  473,878,613
                                                                                                    ==============


------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------

The GEI S&P 500 Index had the following long futures contracts open at March 31, 2007 (unaudited):

                                                  EXPIRATION       NUMBER OF         CURRENT        UNREALIZED
DESCRIPTION                                          DATE          CONTRACTS     NOTIONAL VALUE    APPRECIATION
------------------------------------------------------------------------------------------------------------------
S&P Mini 500 Index Futures                        June 2007           133         $9,517,480         $91,371


GEI PREMIER GROWTH EQUITY

SCHEDULE OF INVESTMENTS -  MARCH 31, 2007
(UNAUDITED)

                                                                    NUMBER OF
                                                                       SHARES                             VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCK - 97.6%
---------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 20.2%
Bed Bath & Beyond, Inc.                                                97,208                      $  3,904,845 (a)
Carnival Corp.                                                         71,627                         3,356,441
Comcast Corp. (Class A)                                               128,546                         3,274,054 (a)
Liberty Global, Inc. (Series C)                                       120,231                         3,683,878 (a)
Liberty Media Holding Corp - Capital (Series A)                        26,860                         2,970,447 (a)
Liberty Media Holding Corp - Interactive (Series A)                    99,766                         2,376,426 (a)
Lowe's Companies, Inc.                                                 51,162                         1,611,091
                                                                                                     21,177,182

CONSUMER STAPLES - 1.9%
PepsiCo, Inc.                                                          30,697                         1,951,101

ENERGY - 6.1%
Schlumberger Ltd.                                                      54,999                         3,800,431
Transocean Inc.                                                        32,488                         2,654,270 (a)
                                                                                                      6,454,701

FINANCIALS - 13.3%
AFLAC Incorporated                                                     56,278                         2,648,443
CB Richard Ellis Group, Inc. (Class A)                                 75,464                         2,579,360 (a)
Federal National Mortgage Assoc.                                       30,697                         1,675,442
SLM Corp.                                                              66,511                         2,720,300
State Street Corp.                                                     66,766                         4,323,098 (e)
                                                                                                     13,946,643

HEALTHCARE - 17.5%
Amgen, Inc.                                                            57,557                         3,216,285 (a)
Johnson & Johnson                                                      25,581                         1,541,511
Lincare Holdings Inc.                                                  67,790                         2,484,503 (a)
Medtronic Inc.                                                         74,185                         3,639,516
UnitedHealth Group, Inc.                                               71,115                         3,766,962
Zimmer Holdings, Inc.                                                  43,999                         3,757,955 (a)
                                                                                                     18,406,732

INDUSTRIALS - 3.8%
Dover Corp.                                                            81,348                         3,970,596

INFORMATION TECHNOLOGY - 31.7%
Analog Devices, Inc.                                                   48,604                         1,676,352
Cisco Systems, Inc.                                                   159,881                         4,081,762 (a,h)
eBay, Inc.                                                             76,743                         2,544,030 (a)
Intuit Inc.                                                           116,441                         3,185,826 (a,h)
Linear Technology Corp.                                                47,581                         1,503,084 (j)
Microsoft Corp.                                                       103,603                         2,887,416
Molex, Inc. (Class A)                                                 134,300                         3,342,727 (h)
Paychex, Inc.                                                          93,371                         3,535,960
QUALCOMM, Inc.                                                         79,301                         3,382,981
Western Union Co.                                                     154,765                         3,397,092
Yahoo! Inc.                                                           120,231                         3,762,028 (a)
                                                                                                     33,299,258

MATERIALS - 3.1%
Monsanto Co.                                                           60,115                         3,303,920

TOTAL INVESTMENTS IN SECURITIES                                                                     102,510,133
(COST $89,070,281)

---------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 3.2%
---------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 2.7%
GEI Short Term Investment Fund
5.53%                                                               2,872,675                         2,872,675 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 0.5%
State Street Navigator Securities Lending
Prime Portfolio
5.35%                                                                 475,752                           475,752 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                          3,348,427
(COST $3,348,427)

TOTAL INVESTMENTS                                                                                   105,858,560
(COST $92,418,708)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.8)%                                                    (798,074)
                                                                                                 --------------
NET ASSETS  - 100.0%                                                                             $  105,060,486
                                                                                                 ==============


---------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
---------------------------------------------------------------------------------------------------------------

The GEI Premier Growth Equity had the following long futures contracts open at March 31, 2007 (unaudited):

                                                EXPIRATION       NUMBER OF       CURRENT         UNREALIZED
DESCRIPTION                                        DATE         CONTRACTS     NOTIONAL VALUE    DEPRECIATION
---------------------------------------------------------------------------------------------------------------
S&P 500 Index                                   June 2007           2           $715,600          $(8,750)


GEI VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS - MARCH 31,
2007 (UNAUDITED)

                                                                NUMBER OF SHARES                           VALUE
----------------------------------------------------------------------------------------------------------------
COMMON STOCK - 97.0%
----------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 7.3%
Bed Bath & Beyond, Inc.                                                   5,241                       $  210,531 (a)
Comcast Corp. (Class A)                                                  13,100                          333,644 (a)
General Motors Corp.                                                      4,732                          144,988 (j)
Koninklijke Philips Electronics N.V. ADR                                  9,717                          370,218 (j)
News Corp. (Class A)                                                     13,464                          311,288
Omnicom Group, Inc.                                                       6,331                          648,168
Starwood Hotels & Resorts Worldwide, Inc.                                 2,475                          160,504
Target Corp.                                                              1,966                          116,505
Time Warner, Inc.                                                        29,840                          588,445 (h,j)
                                                                                                       2,884,291

CONSUMER STAPLES - 12.0%
Clorox Co.                                                               10,625                          676,706 (j)
Diageo PLC ADR                                                            1,456                          117,863
General Mills, Inc.                                                      10,404                          605,721
Kellogg Co.                                                               7,276                          374,205 (j)
Kimberly-Clark Corp.                                                      8,223                          563,193
Nestle S.A. ADR                                                             945                           91,807 (a)
PepsiCo, Inc.                                                            15,428                          980,604
Procter & Gamble Co.                                                     11,280                          712,445
Sara Lee Corp.                                                            8,784                          148,625 (j)
The Coca-Cola Co.                                                         4,657                          223,536
Wal-Mart Stores, Inc.                                                     5,460                          256,347
                                                                                                       4,751,052

ENERGY - 8.7%
Apache Corp.                                                              2,473                          174,841
Exxon Mobil Corp.                                                        23,944                        1,806,575 (h)
Halliburton Co.                                                           6,551                          207,929
Hess Corp.                                                                5,895                          326,996
Occidental Petroleum Corp.                                                6,405                          315,831
Schlumberger Ltd.                                                         3,347                          231,278
Transocean Inc.                                                           4,439                          362,666 (a,j)
                                                                                                       3,426,116

FINANCIALS - 18.2%
ACE Ltd.                                                                  5,532                          315,656
Allstate Corp.                                                            8,879                          533,273
American International Group, Inc.                                       16,884                        1,134,942
AON Corp.                                                                 6,187                          234,858
Bank of America Corp.                                                    16,011                          816,881 (h)
BlackRock Inc. (Class A)                                                  1,164                          181,945 (j)
CB Richard Ellis Group, Inc. (Class A)                                      592                           20,235 (a,j)
Chubb Corp.                                                               8,515                          439,970
Citigroup, Inc.                                                          16,740                          859,432
Federal Home Loan Mortgage Corp.                                          7,933                          471,934
Federal National Mortgage Assoc.                                          3,348                          182,734
Mellon Financial Corp.                                                   13,027                          561,985
Merrill Lynch & Company, Inc.                                             2,328                          190,128
Metlife, Inc.                                                             8,370                          528,565
Morgan Stanley                                                              729                           57,416
Prudential Financial, Inc.                                                2,402                          216,805 (j)
State Street Corp.                                                        1,456                           94,276 (e)
SunTrust Banks, Inc.                                                      3,567                          296,204 (j)
The Bank of New York Company, Inc.                                        1,965                           79,681
                                                                                                       7,216,920

HEALTHCARE - 14.4%
Aetna, Inc.                                                              10,989                          481,208
Amgen, Inc.                                                              14,192                          793,049 (a)
Baxter International, Inc.                                               11,717                          617,134
Bristol-Myers Squibb Co.                                                  6,725                          186,686
DaVita, Inc.                                                              4,584                          244,419 (a,j)
GlaxoSmithKline PLC ADR                                                   6,358                          351,343
Johnson & Johnson                                                         5,022                          302,626
McKesson Corp.                                                            1,820                          106,543
Medco Health Solutions, Inc.                                              6,770                          491,028 (a,j)
Novartis AG ADR                                                           6,623                          361,814
Pfizer Inc.                                                              22,559                          569,840 (h)
Quest Diagnostics Inc.                                                      728                           36,305 (j)
Thermo Electron Corp.                                                     4,149                          193,966 (a)
UnitedHealth Group, Inc.                                                  3,639                          192,758
Wyeth                                                                    15,283                          764,608
                                                                                                       5,693,327

INDUSTRIALS - 8.0%
ABB Ltd. ADR                                                             18,194                          312,573
Burlington Northern Santa Fe Corp.                                        2,445                          196,651
Cooper Industries Ltd.                                                    5,530                          248,795
Deere & Co.                                                               4,367                          474,431
Eaton Corp.                                                               5,895                          492,586
General Dynamics Corp.                                                    2,475                          189,090
ITT Corp.                                                                 2,111                          127,336
Northrop Grumman Corp.                                                    6,623                          491,559
Rockwell Collins, Inc.                                                    1,383                           92,564 (j)
3M Co.                                                                    5,020                          383,679
Waste Management, Inc.                                                    1,674                           57,602
WESCO International, Inc.                                                 1,674                          105,094 (a,j)
                                                                                                       3,171,960

INFORMATION TECHNOLOGY - 18.4%
Analog Devices, Inc.                                                     12,372                          426,710 (h,j)
Cisco Systems, Inc.                                                      20,378                          520,250 (a,h)
Corning Incorporated                                                      4,004                           91,051 (a)
EMC Corp.                                                                 1,456                           20,166 (a)
First Data Corp.                                                         11,644                          313,224
Hewlett-Packard Co.                                                       9,316                          373,944
Intel Corp.                                                              32,026                          612,657
International Business
Machines Corp.                                                            8,078                          761,432
Lam Research Corp.                                                        1,316                           62,299 (a)
Maxim Integrated Products, Inc.                                          11,644                          342,334
Microchip Technology Inc.                                                 7,642                          271,520 (j)
Microsoft Corp.                                                          42,940                        1,196,738 (h)
National Semiconductor Corp.                                             12,882                          310,971
Oracle Corp.                                                             49,854                          903,853 (a,h)
Sun Microsystems, Inc.                                                   14,555                           87,476 (a)
Texas Instruments Incorporated                                           14,919                          449,062
Western Union Co.                                                        20,233                          444,114
Yahoo! Inc.                                                               3,275                          102,475 (a)
                                                                                                       7,290,276

MATERIALS - 2.3%
Air Products & Chemicals, Inc.                                              364                           26,921
Barrick Gold Corp.                                                       12,955                          369,865
Freeport-McMoRan Copper & Gold Inc. (Class B)                             4,803                          317,911 (j)
Monsanto Co.                                                                947                           52,047
PAN American Silver Corp.                                                   970                           28,702 (a,j)
Praxair, Inc.                                                             1,674                          105,395
                                                                                                         900,841

TELECOMMUNICATION SERVICES - 2.6%
AT&T, Inc.                                                                4,367                          172,191
Sprint Nextel Corp. (Series 1)                                           10,189                          193,183
Verizon Communications Inc.                                              16,011                          607,137
Vodafone Group, PLC ADR                                                   1,489                           39,995
                                                                                                       1,012,506

UTILITIES - 5.1%
American Electric Power Company, Inc.                                     3,275                          159,656
Constellation Energy Group, Inc.                                          7,787                          677,080
Dominion Resources, Inc.                                                  7,714                          684,772 (j)
Edison International                                                      8,880                          436,274
Entergy Corp.                                                               509                           53,404
                                                                                                       2,011,186

TOTAL COMMON STOCK                                                                                    38,358,475
(COST $32,461,569)

----------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.1%
----------------------------------------------------------------------------------------------------------------

Cia Vale do Rio Doce ADR                                                    728                           22,772
(COST $20,132)

----------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 2.8%
----------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                         6,421                          228,780 (n)
Industrial Select Sector SPDR Fund                                       24,836                          882,671 (h,n)

TOTAL EXCHANGE TRADED FUNDS                                                                            1,111,451
(COST $859,870)

TOTAL INVESTMENTS IN SECURITIES                                                                       39,492,698
(COST $33,341,571)

----------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 8.8%
----------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 0.3%
GEI Short Term Investment Fund
5.53%                                                                   107,495                          107,495 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN -
8.5%
State Street Navigator Securities
Lending Prime Portfolio
5.35%                                                                 3,367,259                        3,367,259 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                           3,474,754
(COST $3,474,754)

TOTAL INVESTMENTS                                                                                     42,967,452
(COST $36,816,325)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (8.7)%                                                   (3,423,633)

                                                                                                   -------------
NET ASSETS  - 100.0%                                                                               $  39,543,819
                                                                                                   =============

GEI MID-CAP EQUITY

SCHEDULE OF INVESTMENTS - MARCH 31,
2007 (UNAUDITED)

                                                             NUMBER OF
                                                                SHARES                            VALUE
-------------------------------------------------------------------------------------------------------
COMMON STOCK - 98.8%
-------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 11.3%
Bed Bath & Beyond, Inc.                                         53,735                     $  2,158,535 (a,h)
Dick's Sporting Goods, Inc.                                     15,315                          892,252 (a)
Global Cash Access Holdings, Inc.                              158,943                        2,652,759 (a,j)
Liberty Global, Inc. (Series C)                                 86,967                        2,664,669 (a,j)
Life Time Fitness, Inc.                                         49,558                        2,547,777 (a,j)
O'Reilly Automotive, Inc.                                       83,745                        2,771,959 (a)
Pulte Homes, Inc.                                               35,614                          942,346
Regal Entertainment Group, (Class A)                            85,478                        1,698,448 (j)
Sally Beauty Holdings, Inc.                                     69,930                          642,657 (a,j)
Starwood Hotels & Resorts Worldwide, Inc.                       26,752                        1,734,867
The Cheesecake Factory                                          74,961                        1,997,711 (a,j)
The E.W. Scripps Co. (Class A)                                  26,695                        1,192,733 (j)
                                                                                             21,896,713

CONSUMER STAPLES - 3.4%
Alberto-Culver Co.                                              65,421                        1,496,832
Clorox Co.                                                      33,070                        2,106,228
The Kroger Co.                                                  49,952                        1,411,144
Weight Watchers International Inc.                              32,281                        1,487,831 (j)
                                                                                              6,502,035

ENERGY - 7.1%
Dresser-Rand Group, Inc.                                        62,216                        1,895,099 (a,j)
EOG Resources, Inc.                                             25,601                        1,826,375
GlobalSantaFe Corp.                                             34,245                        2,112,232
Hess Corp.                                                      36,055                        1,999,971
Nexen, Inc.                                                     29,493                        1,807,921
Peabody Energy Corp.                                            37,021                        1,489,725
Weatherford International Ltd.                                  59,689                        2,691,974 (a)
                                                                                             13,823,297

FINANCIALS - 14.3%
Affiliated Managers Group, Inc.                                 18,350                        1,988,222 (a,j)
Calamos Asset Management Inc. (Class A)                         11,972                          267,215
CB Richard Ellis Group, Inc. (Class A)                         126,725                        4,331,460 (a,h)
CVB Financial Corp.                                            137,126                        1,631,802 (j)
Douglas Emmett, Inc. (REIT)                                     56,291                        1,437,109
Everest Re Group, Ltd.                                          22,966                        2,208,640
Fortress Investment Group LLC (Class A)                         59,447                        1,704,940 (j)
Greenhill & Company, Inc.                                       35,439                        2,175,600 (j)
Hartford Financial Services Group, Inc.                         19,770                        1,889,617
HCC Insurance Holdings, Inc.                                    89,080                        2,743,664 (j)
Legg Mason, Inc.                                                28,596                        2,694,029
SL Green Realty Corp. (REIT)                                    18,919                        2,595,308
Zions Bancorporation                                            23,604                        1,995,010
                                                                                             27,662,616

HEALTHCARE - 16.3%
Accuray Inc.                                                    11,278                          250,823 (a)
Alcon, Inc.                                                     17,478                        2,303,950
Amylin Pharmaceuticals, Inc.                                    60,288                        2,252,360 (a,j)
Barr Pharmaceuticals, Inc.                                      51,744                        2,398,334 (a)
DENTSPLY International, Inc.                                    57,417                        1,880,407
Gen-Probe Inc.                                                  27,928                        1,314,850 (a)
Gilead Sciences, Inc.                                           22,336                        1,708,704 (a)
Henry Schein, Inc.                                              38,263                        2,111,352 (a)
Hologic, Inc.                                                   13,683                          788,688 (a)
Lifecell Corp.                                                  54,585                        1,362,987 (a,j)
Manor Care, Inc.                                                45,632                        2,480,555 (j)
Psychiatric Solutions Inc.                                      80,568                        3,247,696 (a)
Quest Diagnostics Inc.                                          10,760                          536,601
Resmed, Inc.                                                    30,418                        1,532,155 (a,j)
Smith & Nephew PLC ADR                                          33,891                        2,151,401 (j)
Thermo Electron Corp.                                           82,870                        3,874,172 (a,h)
Vertex Pharmaceuticals, Inc.                                    49,700                        1,393,588 (a,j)
                                                                                             31,588,623

INDUSTRIALS - 12.9%
Corporate Executive Board Co.                                   28,302                        2,149,820
CoStar Group, Inc.                                              46,161                        2,062,473 (a,j)
Danaher Corp.                                                   19,388                        1,385,273
Dover Corp.                                                     24,581                        1,199,799
Harsco Corp.                                                    65,748                        2,949,455
Hexcel Corp.                                                    94,343                        1,872,709 (a,j)
Joy Global, Inc.                                                30,418                        1,304,932
MoneyGram International, Inc.                                   87,752                        2,435,995
Spirit Aerosystems Holdings, Inc. (Class A)                     35,735                        1,138,160 (a)
Stericycle, Inc.                                                27,344                        2,228,536 (a)
Sunpower Corp. (Class A)                                        44,873                        2,041,721 (a,j)
Textron Inc.                                                    23,424                        2,103,475
WESCO International, Inc.                                       32,433                        2,036,144 (a,j)
                                                                                             24,908,492

INFORMATION TECHNOLOGY - 21.0%
Activision, Inc.                                               169,802                        3,216,050 (a,h)
CDW Corp.                                                        9,036                          555,081
Citrix Systems, Inc.                                            58,558                        1,875,613 (a)
Cogent, Inc.                                                   125,059                        1,682,044 (a,j)
Comverse Technology, Inc.                                       88,476                        1,888,963 (a,h)
DST Systems, Inc.                                               24,828                        1,867,066 (a)
Fiserv, Inc.                                                    19,246                        1,021,193 (a)
Harris Corp.                                                    67,216                        3,424,655 (h)
Intuit Inc.                                                     83,856                        2,294,300 (a)
Juniper Networks, Inc.                                         137,809                        2,712,081 (a)
Linear Technology Corp.                                         90,146                        2,847,712
Macrovision Corp.                                              113,398                        2,840,620 (a,j)
Mettler Toledo International Inc.                               21,182                        1,897,272 (a)
Microchip Technology Inc.                                       61,629                        2,189,678
Molex, Inc. (Class A)                                           90,077                        2,242,017
NAVTEQ Corp.                                                    36,896                        1,272,912 (a,j)
Neustar, Inc. (Class A)                                         93,499                        2,659,112 (a,j)
Paychex, Inc.                                                   59,158                        2,240,313
SAIC, Inc.                                                     105,586                        1,828,749 (a,j)
                                                                                             40,555,431

MATERIALS - 4.9%
Cabot Corp.                                                     22,575                        1,077,505
Martin Marietta Materials, Inc.                                 21,441                        2,898,823 (j)
Monsanto Co.                                                    36,142                        1,986,364
Praxair, Inc.                                                   35,910                        2,260,894
Sealed Air Corp.                                                41,466                        1,310,326 (j)
                                                                                              9,533,912

TELECOMMUNICATION SERVICES - 3.2%
American Tower Corp. (Class A)                                  51,547                        2,007,756 (a)
BigBand Networks, Inc.                                          59,214                        1,066,444 (a)
Leap Wireless International Inc.                                 2,713                          179,004 (a)
NII Holdings Inc. (Class B)                                     38,576                        2,861,568 (a)
                                                                                              6,114,772

UTILITIES - 4.4%
DTE Energy Co.                                                  35,614                        1,705,911 (j)
ITC Holdings Corp.                                              63,695                        2,757,357 (j)
PPL Corp.                                                       50,983                        2,085,205
SCANA Corp.                                                     43,447                        1,875,607
                                                                                              8,424,080

TOTAL INVESTMENTS IN SECURITIES                                                             191,009,971
(COST $152,202,458)

-------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 20.0%
-------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 1.6%
GEI Short Term Investment Fund
5.53%                                                        3,055,290                        3,055,290 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN -
18.4%
State Street Navigator Securities
Lending Prime Portfolio                                     35,528,637                       35,528,637 (d,e)
5.35%

TOTAL SHORT-TERM INVESTMENTS                                                                 38,583,927
(COST $38,583,927)

TOTAL INVESTMENTS                                                                           229,593,898
(COST $190,786,385)

LIABILITIES IN EXCESS OF OTHER ASSETS,
NET - (18.8)%                                                                               (36,285,270)
                                                                                         --------------
NET ASSETS  - 100.0%                                                                     $  193,308,628
                                                                                         ==============

-------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-------------------------------------------------------------------------------------------------------

The GEI Mid-Cap Equity had the following Short futures contracts open at March
31, 2007 (unaudited):

                                                                          CURRENT
                                          EXPIRATION      NUMBER OF      NOTIONAL        UNREALIZED
DESCRIPTION                                  DATE         CONTRACTS        VALUE        DEPRECIATION
-------------------------------------------------------------------------------------------------------
S&P Midcap 400 Futures                    June 2007          2          $(855,800)        $(2,175)


GEI SMALL-CAP EQUITY

SCHEDULE OF INVESTMENTS - MARCH 31,
2007 (UNAUDITED)

                                                                NUMBER OF
                                                                   SHARES                                VALUE
--------------------------------------------------------------------------------------------------------------
COMMON STOCK - 98.4%
--------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 16.7%
Aaron Rents, Inc.                                                  61,800                         $  1,633,992 (j)
Aeropostale, Inc.                                                  60,200                            2,421,846 (a,j)
American Eagle Outfitters                                          21,350                              640,287 (j)
Arbitron, Inc.                                                     53,500                            2,511,825 (j)
Bright Horizons Family Solutions, Inc.                             44,100                            1,664,775 (a,j)
CBRL Group, Inc.                                                   23,600                            1,092,680 (j)
Finish Line (Class A)                                              34,000                              428,400 (j)
Interactive Data Corp.                                            109,800                            2,717,550 (j)
Jarden Corp.                                                       45,000                            1,723,500 (a,j)
LKQ Corp.                                                          46,500                            1,016,490 (a,j)
Pool Corp.                                                         46,200                            1,653,960 (j)
RARE Hospitality International, Inc.                               15,000                              451,350 (a)
The Talbots, Inc.                                                  32,800                              774,736 (j)
Timberland Co. (Class A)                                           27,600                              718,428 (a,j)
Triarc Companies, Inc. (Class B)                                   97,600                            1,677,744 (j)
                                                                                                    21,127,563

CONSUMER STAPLES - 3.2%
Central European
Distribution Corp.                                                 66,000                            1,921,260 (a,j)
Smithfield Foods, Inc.                                             70,200                            2,102,490 (a,j)
                                                                                                     4,023,750

ENERGY - 4.1%
Dril-Quip Inc.                                                     38,100                            1,648,968 (a,j)
Oil States International, Inc.                                     97,200                            3,119,148 (a,j)
St. Mary Land & Exploration Co.                                    10,200                              374,136 (j)
                                                                                                     5,142,252

FINANCIALS - 19.7%
BioMed Realty Trust, Inc. (REIT)                                  102,400                            2,693,120
Cullen/Frost Bankers, Inc.                                         18,600                              973,338
DCT Industrial Trust, Inc. (REIT)                                  90,100                            1,065,883 (j)
Federal Realty Investment Trust (REIT)                             13,700                            1,241,494
GFI Group, Inc.                                                    20,700                            1,406,979 (a,j)
Global Cash Access Holdings, Inc.                                 117,600                            1,962,744 (a,j)
HCC Insurance Holdings, Inc.                                      100,600                            3,098,480 (j)
Hilb Rogal & Hobbs Co.                                             60,500                            2,967,525 (j)
Jones Lang LaSalle Inc.                                             5,000                              521,400
Omega Healthcare
Investors, Inc. (REIT)                                            149,300                            2,560,495
Raymond James Financial, Inc.                                      78,275                            2,329,464 (j)
Sandy Spring Bancorp, Inc.                                         24,600                              852,144 (j)
Sterling Bancorp                                                   33,562                              607,472 (j)
Webster Financial Corp.                                            23,900                            1,147,439 (j)
Westamerica Bancorporation                                         29,900                            1,440,283 (j)
                                                                                                    24,868,260

HEALTHCARE - 10.9%
AMN Healthcare Services, Inc.                                      52,200                            1,180,764 (a,j)
Computer Programs and Systems, Inc.                                53,300                            1,429,506 (j)
Cubist Pharmaceuticals, Inc.                                       15,800                              348,706 (a,j)
HMS Holdings Corp.                                                 11,500                              251,850 (a,j)
Immunicon Corp.                                                    79,700                              234,318 (a,j)
KV Pharmaceutical Co. (Class A)                                    96,000                            2,374,080 (a,j)
Medical Action Industries Inc.                                     53,750                            1,284,625 (a,j)
Molina Healthcare, Inc.                                            35,900                            1,098,181 (a,j)
Salix Pharmaceuticals Ltd.                                         69,500                              875,700 (a,j)
Thoratec Corp.                                                     71,900                            1,502,710 (a,j)
Varian, Inc.                                                       55,000                            3,204,300 (a)
                                                                                                    13,784,740

INDUSTRIALS - 25.2%
Applied Industrial Technologies, Inc.                              15,400                              377,916 (j)
Baldor Electric Co.                                                33,600                            1,268,064 (j)
Comfort Systems USA, Inc.                                         134,500                            1,611,310 (j)
DRS Technologies, Inc.                                             76,300                            3,980,571 (j)
EDO Corp.                                                          28,400                              744,080 (j)
Genesee & Wyoming Inc. (Class A)                                   88,700                            2,360,307 (a,j)
Harsco Corp.                                                       71,000                            3,185,060
Herman Miller Inc.                                                 78,600                            2,632,314 (j)
Matthews International Corp. (Class A)                             39,500                            1,607,650 (j)
Mueller Industries, Inc.                                           59,200                            1,781,920 (j)
NCI Building Systems, Inc.                                         33,100                            1,580,194 (a,j)
Old Dominion Freight Line                                          50,100                            1,443,381 (a)
Oshkosh Truck Corp.                                                53,700                            2,846,100 (j)
Quanta Services, Inc.                                              61,200                            1,543,464 (a,j)
Teledyne Technologies Inc.                                         61,600                            2,306,304 (a,j)
Woodward Governor Co.                                              63,300                            2,606,061
                                                                                                    31,874,696

INFORMATION TECHNOLOGY - 13.3%
Blackbaud, Inc.                                                    60,000                            1,465,200 (j)
CommScope, Inc.                                                    48,000                            2,059,200 (a,j)
Micros Systems, Inc.                                               49,900                            2,694,101 (a)
Mobility Electronics, Inc.                                        132,600                              412,386 (a,j)
MoneyGram International, Inc.                                      70,300                            1,951,528 (j)
Parametric Technology Corp.                                       152,880                            2,918,479 (a,j)
Photon Dynamics, Inc.                                              51,800                              653,198 (a,j)
Rudolph Technologies, Inc.                                        112,000                            1,953,280 (a,j)
Semtech Corp.                                                      67,700                              912,596 (a)
SRA International, Inc. (Class A)                                  13,900                              338,604 (a,j)
Transaction Systems Architects Inc. (Class A)                      23,400                              757,926 (a)
Zebra Technologies Corp. (Class A)                                 19,400                              749,034 (a,j)
                                                                                                    16,865,532

MATERIALS - 3.9%
Commercial Metals Co.                                              89,700                            2,812,095 (j)
Packaging Corporation of America                                   69,000                            1,683,600 (j)
Pioneer Drilling Co.                                               37,300                              473,337 (a,j)
                                                                                                     4,969,032

UTILITIES - 1.4%
IDACORP, Inc.                                                      52,700                            1,783,368

TOTAL INVESTMENTS IN SECURITIES                                                                    124,439,193
(COST $110,189,614)

--------------------------------------------------------------------------------------------------------------
SHORT-TERM
INVESTMENTS - 21.5%
--------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 3.1%
GEI Short Term Investment Fund
5.53%                                                           3,859,257                            3,859,257 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN -
18.4%
State Street Navigator Securities
Lending Prime Portfolio
5.35%                                                          23,235,978                           23,235,978 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                        27,095,235
(COST $27,095,235)

TOTAL INVESTMENTS                                                                                  151,534,428
(COST $137,284,849)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (19.9)%                                               (25,132,081)
                                                                                                --------------
NET ASSETS  - 100.0%                                                                            $  126,402,347
                                                                                                ==============

GEI INTERNATIONAL EQUITY

SCHEDULE OF INVESTMENTS - MARCH 31,
2007 (UNAUDITED)

                                                             NUMBER OF SHARES                                 VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 95.4%
-------------------------------------------------------------------------------------------------------------------

AUSTRALIA - 0.9%
Brambles Ltd.                                                          20,744                            $  228,077 (a)
Paladin Resources Ltd.                                                 67,124                               527,620 (a,j)
                                                                                                            755,697

BRAZIL - 1.1%
Petroleo Brasileiro S.A. ADR                                           10,205                               911,817 (a)

CANADA - 2.6%
Canadian National Railway Co.                                          19,849                               876,099 (j)
EnCana Corp.                                                            2,362                               119,569 (j)
Potash Corp of Saskatchewan                                             7,102                             1,133,280
                                                                                                          2,128,948

CHINA - 0.5%
China Petroleum & Chemical Corp.                                      524,000                               443,247

DENMARK - 0.5%
Group 4 Securicor PLC                                                 100,305                               392,432

EGYPT - 0.6%
Orascom Construction Industries                                         9,591                               481,549

FINLAND - 1.8%
Nokia OYJ                                                              63,245                             1,450,570

FRANCE - 9.4%
Accor S.A.                                                              3,238                               308,356 (j)
Alstom                                                                  2,405                               311,018 (a)
AXA S.A.                                                               18,996                               802,595 (j)
BNP Paribas                                                            13,544                             1,409,695 (h,j)
Carrefour S.A.                                                          3,456                               251,875 (j)
Credit Agricole S.A.                                                   12,821                               498,176 (j)
Lagardere SCA (Regd.)                                                   1,717                               131,741 (j)
LVMH Moet Hennessy Louis Vuitton S.A.                                   6,286                               694,930 (j)
Renault S.A.                                                              631                                73,538 (j)
Sanofi-Aventis                                                          2,464                               213,525 (j)
Suez S.A.                                                               7,844                               412,232 (j)
Total S.A.                                                             16,790                             1,172,258 (j)
Veolia Environnement                                                   15,760                             1,167,687 (j)
Vinci S.A.                                                              2,287                               353,204 (j)
                                                                                                          7,800,830

GERMANY - 6.7%
Allianz AG (Regd.)                                                      3,710                               759,107 (j)
BASF AG                                                                 2,248                               252,202 (j)
Bayer AG                                                               11,054                               703,943 (j)
Deutsche Lufthansa AG (Regd.)                                           1,503                                40,675
E.ON AG                                                                 7,854                             1,064,095 (j)
Linde AG                                                                7,375                               791,760
Metro AG                                                                6,677                               471,158
RWE AG                                                                  5,907                               622,679
Siemens AG (Regd.)                                                      8,026                               854,919
                                                                                                          5,560,538

GREECE - 0.5%
Hellenic Telecommunications
Organization S.A.                                                      14,765                               402,523 (a)

HONG KONG - 1.7%
Hongkong Land Holdings Ltd.                                           103,999                               484,635
Jardine Matheson Holdings Ltd.                                         16,141                               340,575
Sun Hung Kai Properties Ltd.                                           46,930                               542,314 (j)
                                                                                                          1,367,524

INDIA - 0.6%
ICICI Bank Ltd. ADR                                                    10,670                               392,123 (j)
Larsen & Toubro Ltd.                                                    1,005                                37,273
Reliance Capital Ltd. ADR                                               1,702                                26,169 (a,b)
                                                                                                            455,565

ITALY - 5.5%
Banca Intesa S.p.A.                                                   132,696                             1,004,189 (j)
ENI S.p.A.                                                              7,137                               231,430 (j)
Saipem S.p.A.                                                          57,464                             1,667,552 (j)
UniCredito Italiano S.p.A.                                            175,964                             1,668,921 (j)
                                                                                                          4,572,092

JAPAN - 21.4%
Asahi Glass Company Ltd.                                               49,003                               688,511 (j)
Bank of Yokohama Ltd.                                                  86,506                               643,987
Chiyoda Corp.                                                          34,618                               757,887
East Japan Railway Co.                                                    128                               995,164
Hoya Corp.                                                             23,400                               774,880 (j)
Ibiden Company Ltd.                                                     6,700                               346,703
Komatsu Ltd.                                                           27,811                               584,131 (j)
Mitsubishi Estate Company Ltd.                                         57,982                             1,900,405
Mitsubishi Heavy Industries Ltd.                                       49,000                               316,223 (j)
Mitsubishi UFJ Financial
Group, Inc.                                                               131                             1,475,588
Mitsui Sumitomo Insurance Company Ltd.                                 41,000                               513,563
Nidec Corp.                                                            14,462                               930,859 (j)
Nomura Holdings, Inc.                                                  92,399                             1,921,148 (j)
Sekisui Chemical Company Ltd.                                          74,998                               596,427 (j)
Seven & I Holdings Company Ltd.                                        25,100                               763,151 (j)
Shiseido Company Ltd.                                                  38,000                               770,781 (j)
SMC Corp.                                                               1,671                               223,744
Sumitomo Realty & Development Company Ltd.                             16,000                               605,717 (j)
Toray Industries Inc.                                                 177,999                             1,284,397 (j)
Toyota Motor Corp.                                                     24,804                             1,586,028 (j)
                                                                                                         17,679,294

MEXICO - 0.7%
America Movil S.A. de C.V. ADR (Series L)                              12,912                               617,065

NETHERLANDS - 2.9%
ING Groep N.V.                                                         20,628                               869,076
Koninklijke Philips Electronics N.V.                                   40,816                             1,553,358 (j)
                                                                                                          2,422,434

NORWAY - 2.9%
Acergy S.A.                                                            40,189                               854,266 (a)
Orkla ASA                                                               4,803                               337,165
Telenor ASA                                                            67,213                             1,189,201
                                                                                                          2,380,632

RUSSIA - 0.4%
Mobile Telesystems OJSC ADR                                             5,519                               308,843

SINGAPORE - 1.8%
CapitaLand Ltd.                                                       124,000                               653,319
Singapore Telecommunications Ltd.                                     395,314                               853,945
                                                                                                          1,507,264

SOUTH AFRICA - 0.9%
MTN Group, Ltd.                                                        52,293                               710,219

SOUTH KOREA - 1.9%
Hyundai Motor Co.                                                       3,680                               258,609
Kookmin Bank ADR                                                        6,967                               628,075
Samsung Electronics Company Ltd. GDR                                    2,211                               672,697 (b)
                                                                                                          1,559,381

SPAIN - 1.4%
Banco Santander Central Hispano S.A. (Regd.)                           63,363                             1,126,858

SWEDEN - 1.5%
Sandvik AB                                                             49,260                               870,603 (j)
Telefonaktiebolaget LM Ericsson (Series B)                            110,210                               403,700 (j)
                                                                                                          1,274,303

SWITZERLAND - 11.1%
ABB Ltd. (Regd.)                                                       51,970                               885,465
Adecco S.A. (Regd.)                                                     4,417                               279,138
Credit Suisse Group, (Regd.)                                           18,802                             1,343,000 (h)
Holcim Ltd. (Regd.)                                                     3,958                               394,568
Nestle S.A. (Regd.)                                                     4,225                             1,637,845 (h)
Novartis AG (Regd.)                                                    23,115                             1,252,151
Roche Holding AG                                                       10,836                             1,908,372
Swatch Group AG                                                           399                               104,996
Swiss Reinsurance                                                       6,882                               625,739
Syngenta AG (Regd)                                                      3,935                               749,416 (a)
                                                                                                          9,180,690

TAIWAN - 1.0%
Taiwan Semiconductor Manufacturing
Company Ltd.                                                          393,121                               806,628

UNITED KINGDOM - 15.1%
BG Group, PLC                                                          35,430                               509,366
BHP Billiton PLC                                                       85,321                             1,896,011 (h)
Diageo PLC                                                             44,362                               895,764
GlaxoSmithKline PLC                                                    38,483                             1,054,436 (h)
Group 4 Securicor PLC                                                  84,048                               331,343
Lloyds TSB Group, PLC                                                  49,218                               540,589
National Grid PLC                                                      21,860                               341,933
Persimmon PLC                                                           2,999                                82,702
Prudential PLC                                                         68,063                               957,829
Reed Elsevier PLC                                                      38,408                               457,639
Rio Tinto PLC (Regd.)                                                  14,887                               847,344
Royal Bank of Scotland Group, PLC                                      44,072                             1,714,982
Smiths Group, PLC                                                      27,659                               557,679
Tesco PLC                                                             106,612                               928,942
Vodafone Group, PLC                                                   521,981                             1,387,232
                                                                                                         12,503,791

TOTAL COMMON STOCK                                                                                       78,800,734
(COST $56,085,471)

-------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 2.2%
-------------------------------------------------------------------------------------------------------------------

All America Latina Logistica S.A.                                      19,600                               239,300
Cia Vale do Rio Doce ADR                                               49,917                             1,561,404

TOTAL PREFERRED STOCK                                                                                     1,800,704
(COST $1,251,083)

TOTAL INVESTMENTS IN SECURITIES                                                                          80,601,438
(COST $57,336,554)

-------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 16.2%
-------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 1.7%
GEI Short Term Investment Fund
5.53%                                                               1,434,529                             1,434,529 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN -
14.5%
State Street Navigator Securities
Lending Prime Portfolio
5.35%                                                              11,933,753                            11,933,753 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                             13,368,282
(COST $13,368,282)

TOTAL INVESTMENTS                                                                                        93,969,720
(COST $70,704,836)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (13.8)%                                                    (11,397,846)
                                                                                                      -------------
NET ASSETS  - 100.0%                                                                                  $  82,571,874
                                                                                                      =============


-------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-------------------------------------------------------------------------------------------------------------------

The GEI International Equity had the following long futures contracts open at March 31, 2007 (unaudited) :

                                                                NUMBER OF     CURRENT NOTIONAL      UNREALIZED
DESCRIPTION                               EXPIRATION DATE      CONTRACTS            VALUE          APPRECIATION
-------------------------------------------------------------------------------------------------------------------
DJ Euro Stoxx 50 Index Futures               June 2007             1              $54,710              $266

The GEI International Equity was
invested in the following sectors at
March 31, 2007 (unaudited):

                                                                                                 PERCENTAGE (BASED
SECTOR                                                                                           ON MARKET VALUE)
-------------------------------------------------------------------------------------------------------------------
Financials                                                                                           24.95%
Short-Term                                                                                           14.23%
Industrials                                                                                          11.32%
Materials                                                                                            10.23%
Energy                                                                                                6.85%
Consumer Discretionary                                                                                6.22%
Consumer Staples                                                                                      6.09%
Telecommunication Services                                                                            5.82%
Information Technology                                                                                5.73%
Healthcare                                                                                            4.71%
Utilities                                                                                             3.85%
                                                                                                    ------
                                                                                                    100.00%
                                                                                                    ======

GEI TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS - MARCH 31,
2007 (UNAUDITED)

                                                                            NUMBER OF
                                                                               SHARES                                VALUE
--------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY - 40.0%
--------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 5.3%
Bed Bath & Beyond, Inc.                                                       306,292                        $  12,303,750 (a)
Carnival Corp.                                                                229,332                           10,746,498 (h)
Comcast Corp. (Class A)                                                       620,377                           15,801,002 (a)
Corinthian Colleges, Inc.                                                      85,979                            1,182,211 (a,j)
Dick's Sporting Goods, Inc.                                                    12,736                              741,999 (a,j)
Global Cash Access
Holdings, Inc.                                                                135,291                            2,258,007 (a,j)
Home Depot, Inc.                                                              315,969                           11,608,701 (h)
Liberty Global, Inc. (Series C)                                               244,111                            7,479,561 (a,j)
Liberty Media Holding Corp - Capital
(Series A)                                                                     85,519                            9,457,546 (a)
Liberty Media Holding Corp -
Interactive (Series A)                                                        102,582                            2,443,503 (a)
Life Time Fitness, Inc.                                                        42,002                            2,159,323 (a,j)
Omnicom Group, Inc.                                                            70,086                            7,175,405
O'Reilly Automotive, Inc.                                                      69,207                            2,290,752 (a)
Pulte Homes, Inc.                                                              30,774                              814,280
Regal Entertainment Group, (Class A)                                           73,862                            1,467,638 (j)
Sally Beauty Holdings, Inc.                                                    59,406                              545,941 (a)
Staples, Inc.                                                                 247,448                            6,394,056
Starwood Hotels & Resorts Worldwide,
Inc.                                                                           23,116                            1,499,073
Target Corp.                                                                   57,371                            3,399,805
The Cheesecake Factory                                                         64,246                            1,712,156 (a,j)
The E.W. Scripps Co. (Class A)                                                 23,675                            1,057,799
Viacom Inc. (Class B)                                                          74,370                            3,057,351 (a)
                                                                                                               105,596,357

CONSUMER STAPLES - 3.9%
Alberto-Culver Co.                                                             56,531                            1,293,429
Clorox Co.                                                                     28,195                            1,795,740
Colgate-Palmolive Co.                                                         236,999                           15,829,163 (h)
Kimberly-Clark Corp.                                                           29,245                            2,002,990
PepsiCo, Inc.                                                                 389,709                           24,769,904
The Coca-Cola Co.                                                             395,039                           18,961,872 (h)
The Kroger Co.                                                                 43,164                            1,219,383
Wal-Mart Stores, Inc.                                                         194,541                            9,133,700
Weight Watchers
International Inc.                                                             27,895                            1,285,681 (j)
                                                                                                                76,291,862

ENERGY - 3.6%
Dresser-Rand Group, Inc.                                                       53,762                            1,637,591 (a,j)
EOG Resources, Inc.                                                            98,566                            7,031,698
Exxon Mobil Corp.                                                             430,636                           32,491,486 (h)
GlobalSantaFe Corp.                                                            29,708                            1,832,389
Halliburton Co.                                                               114,666                            3,639,499 (j)
Hess Corp.                                                                     31,273                            1,734,713
Peabody Energy Corp.                                                           31,990                            1,287,278
Schlumberger Ltd.                                                             282,742                           19,537,472
Weatherford International Ltd.                                                 50,903                            2,295,725 (a,j)
                                                                                                                71,487,851

FINANCIALS - 6.5%
Affiliated Managers Group, Inc.                                                15,856                            1,717,998 (a,j)
AFLAC Incorporated                                                            135,051                            6,355,500 (h)
American International
Group, Inc.                                                                   397,399                           26,713,161 (h)
Bank of America Corp.                                                         342,946                           17,497,105 (h)
Calamos Asset Management Inc. (Class A)                                        10,345                              230,900 (j)
CB Richard Ellis Group, Inc. (Class A)                                        109,504                            3,742,847 (a,j)
CVB Financial Corp.                                                           117,318                            1,396,085 (j)
Douglas Emmett, Inc. (REIT)                                                    47,966                            1,224,572 (j)
Everest Re Group, Ltd.                                                        105,124                           10,109,775
Federal National
Mortgage Assoc.                                                               205,125                           11,195,722
Fortress Investment Group LLC (Class A)                                        49,433                            1,417,738 (j)
Greenhill & Company, Inc.                                                      30,381                            1,865,090 (j)
Hartford Financial Services Group, Inc.                                        17,084                            1,632,889
HCC Insurance Holdings, Inc.                                                  173,232                            5,335,546 (j)
Legg Mason, Inc.                                                               24,595                            2,317,095
Mellon Financial Corp.                                                        161,776                            6,979,017
Metlife, Inc.                                                                  86,663                            5,472,768
State Street Corp.                                                            185,973                           12,041,752 (e)
SunTrust Banks, Inc.                                                          101,895                            8,461,361
Zions Bancorporation                                                           20,396                            1,723,870 (j)
                                                                                                               127,430,791

HEALTHCARE - 6.4%
Abbott Laboratories                                                           313,473                           17,491,793 (h)
Accuray Inc.                                                                    9,378                              208,567 (a)
Aetna, Inc.                                                                   242,218                           10,606,726
Alcon, Inc.                                                                    15,589                            2,054,942
Amgen, Inc.                                                                   238,612                           13,333,639 (a,h)
Amylin Pharmaceuticals, Inc.                                                   51,626                            1,928,747 (a,j)
Barr Pharmaceuticals, Inc.                                                     44,712                            2,072,401 (a)
DENTSPLY International, Inc.                                                   49,614                            1,624,858
Gen-Probe Inc.                                                                 23,438                            1,103,461 (a)
Gilead Sciences, Inc.                                                          19,301                            1,476,526 (a)
Henry Schein, Inc.                                                             33,026                            1,822,375 (a,j)
Hologic, Inc.                                                                  11,195                              645,280 (a,j)
Lifecell Corp.                                                                 44,936                            1,122,052 (a,j)
Lincare Holdings Inc.                                                         207,673                            7,611,215 (a)
Manor Care, Inc.                                                               39,431                            2,143,469
Medtronic Inc.                                                                208,848                           10,246,083
Pfizer Inc.                                                                   709,898                           17,932,023
Psychiatric Solutions Inc.                                                     69,619                            2,806,342 (a)
Quest Diagnostics Inc.                                                          9,869                              492,167
Resmed, Inc.                                                                   26,285                            1,323,975 (a,j)
Thermo Electron Corp.                                                          71,608                            3,347,674 (a,j)
Vertex Pharmaceuticals, Inc.                                                   42,360                            1,187,774 (a)
Wyeth                                                                         456,045                           22,815,931
                                                                                                               125,398,020

INDUSTRIALS - 3.1%
Corporate Executive Board Co.                                                  23,921                            1,817,039
CoStar Group, Inc.                                                             39,243                            1,753,377 (a,j)
Danaher Corp.                                                                  16,843                            1,203,432 (j)
Dover Corp.                                                                   253,622                           12,379,290 (h)
Harsco Corp.                                                                   56,580                            2,538,179
Hexcel Corp.                                                                   81,523                            1,618,232 (a,j)
Joy Global, Inc.                                                               26,285                            1,127,626 (j)
MoneyGram International, Inc.                                                  75,387                            2,092,743
Southwest Airlines Co.                                                        700,252                           10,293,704 (j)
Spirit Aerosystems Holdings, Inc.
(Class A)                                                                      28,416                              905,050 (a)
Stericycle, Inc.                                                               23,628                            1,925,682 (a,j)
Sunpower Corp. (Class A)                                                       38,775                            1,764,262 (a,j)
Textron Inc.                                                                  121,199                           10,883,670
United Technologies Corp.                                                     142,400                            9,256,000
WESCO International, Inc.                                                      26,969                            1,693,114 (a,j)
                                                                                                                61,251,400

INFORMATION TECHNOLOGY - 9.7%
Activision, Inc.                                                              299,615                            5,674,708 (a,j)
Analog Devices, Inc.                                                          123,585                            4,262,447 (h)
Automatic Data Processing, Inc.                                               254,653                           12,325,205
CDW Corp.                                                                       7,808                              479,645 (j)
Cisco Systems, Inc.                                                           745,331                           19,028,300 (a,h)
Citrix Systems, Inc.                                                           48,694                            1,559,669 (a,j)
Cogent, Inc.                                                                  108,065                            1,453,474 (a,j)
Comverse Technology, Inc.                                                      76,453                            1,632,272 (a,j)
Dell, Inc.                                                                    101,926                            2,365,702 (a)
DST Systems, Inc.                                                              21,454                            1,613,341 (a)
eBay, Inc.                                                                     42,044                            1,393,759 (a)
EMC Corp.                                                                     388,719                            5,383,758 (a)
Fidelity National Information
Services, Inc.                                                                 71,379                            3,244,889 (j)
First Data Corp.                                                               51,888                            1,395,787
Fiserv, Inc.                                                                   16,630                              882,388 (a)
Harris Corp.                                                                   58,082                            2,959,278 (j)
Intel Corp.                                                                   567,606                           10,858,303
Intuit Inc.                                                                   451,608                           12,355,995 (a)
Juniper Networks, Inc.                                                        117,141                            2,305,335 (a)
Linear Technology Corp.                                                        77,690                            2,454,227
Macrovision Corp.                                                              95,864                            2,401,393 (a,j)
Microchip Technology Inc.                                                      52,579                            1,868,132 (j)
Microsoft Corp.                                                               801,438                           22,336,077
Molex, Inc. (Class A)                                                         443,574                           11,040,557
NAVTEQ Corp.                                                                   31,882                            1,099,929 (a,j)
Neustar, Inc. (Class A)                                                        79,180                            2,251,879 (a,j)
Oracle Corp.                                                                1,082,574                           19,627,067 (a,h)
Paychex, Inc.                                                                 218,901                            8,289,781
QUALCOMM, Inc.                                                                 76,292                            3,254,617
SAIC, Inc.                                                                     89,443                            1,549,153 (a,j)
Western Union Co.                                                             594,819                           13,056,277
Yahoo! Inc.                                                                   364,302                           11,399,010 (a)
                                                                                                               191,802,354

MATERIALS - 0.8%
Cabot Corp.                                                                    19,508                              931,117
Martin Marietta Materials, Inc.                                                18,527                            2,504,850
Monsanto Co.                                                                  155,304                            8,535,508
Praxair, Inc.                                                                  31,030                            1,953,649
Sealed Air Corp.                                                               35,832                            1,132,291
                                                                                                                15,057,415

TELECOMMUNICATION
SERVICES - 0.3%
American Tower Corp. (Class A)                                                 44,542                            1,734,911 (a,j)
BigBand Networks, Inc.                                                         49,240                              886,812 (a)
Leap Wireless International Inc.                                                2,280                              150,434 (a)
NII Holdings Inc. (Class B)                                                    32,505                            2,411,221 (a)
                                                                                                                 5,183,378

UTILITIES - 0.4%
DTE Energy Co.                                                                 30,774                            1,474,075
ITC Holdings Corp.                                                             53,336                            2,308,915 (j)
PPL Corp.                                                                      44,436                            1,817,432
SCANA Corp.                                                                    37,543                            1,620,731
                                                                                                                 7,221,153

TOTAL DOMESTIC EQUITY                                                                                          786,720,581
(COST $722,019,056)

--------------------------------------------------------------------------------------------------------------------------
FOREIGN EQUITY - 29.1%
--------------------------------------------------------------------------------------------------------------------------

COMMON STOCK - 28.4%

CONSUMER DISCRETIONARY - 2.1%
Accor S.A.                                                                     20,526                            1,954,701 (j)
China Travel International Inv                                                845,319                              394,845
Cyrela Brazil Realty S.A.                                                       4,700                               43,922
Dogan Yayin Holding                                                            80,755                              296,829 (a)
Gafisa S.A.                                                                    33,387                              424,273
Genting Berhad                                                                 52,100                              598,980
Good Fellow Group Ltd.                                                      5,126,195                              656,006 (a)
Hyundai Motor Co.                                                              29,240                            2,054,820
Indian Hotels Company Ltd.                                                     94,446                              317,138
Koninklijke Philips
Electronics N.V.                                                              258,762                            9,847,857 (j)
Lagardere SCA (Regd.)                                                          10,884                              835,102 (j)
LVMH Moet Hennessy Louis Vuitton S.A.                                          39,852                            4,405,719 (j)
Massmart Holdings Ltd.                                                         22,407                              260,604
Naspers Ltd.                                                                   11,940                              288,931
ON*Media Corp.                                                                 68,920                              559,801 (a)
Persimmon PLC                                                                  19,012                              524,286
Prajay Engineers Syndicate Ltd.                                                62,587                              316,787
Reed Elsevier PLC                                                             243,517                            2,901,554
Renault S.A.                                                                    3,998                              465,936 (j)
Sekisui Chemical Company Ltd.                                                 472,989                            3,761,479 (j)
Shenzhou International Group,
Holdings Ltd.                                                                  77,951                               31,423
Swatch Group AG                                                                 2,528                              665,236
Toyota Motor Corp.                                                            156,988                           10,038,191 (j)
Urbi Desarrollos Urbanos
S.A. de C.V.                                                                  164,637                              694,491 (a)
                                                                                                                42,338,911

CONSUMER STAPLES - 2.0%
Bajaj Hindusthan Ltd.                                                          53,104                              241,665
Carrefour S.A.                                                                 21,908                            1,596,665 (j)
Central European
Distribution Corp.                                                              9,286                              270,315 (a,j)
Chaoda Modern Agriculture                                                     604,000                              423,575
Cosan S.A. Industria e Comercio                                                22,700                              413,837 (a)
Diageo PLC                                                                    281,242                            5,678,865
Fomento Economico Mexicano S.A. de
C.V. ADR (Series B)                                                             2,459                              271,449
IOI Corp Bhd                                                                  137,000                              875,691
Metro AG                                                                       42,332                            2,987,127
Nestle S.A. (Regd.)                                                            26,783                           10,382,581
Seven & I Holdings Company Ltd.                                               159,100                            4,837,341 (j)
Shinsegae Company Ltd.                                                            550                              315,756
Shiseido Company Ltd.                                                         242,000                            4,908,660 (j)
Tesco PLC                                                                     675,890                            5,889,229
Tiger Brands Ltd.                                                              22,788                              556,150
Uni-President Enterprises Corp.                                               476,000                              455,977
                                                                                                                40,104,883

ENERGY - 2.6%
Acergy S.A.                                                                   254,556                            5,410,894 (a,j)
BG Group, PLC                                                                 224,617                            3,229,250
CAT Oil AG                                                                     23,170                              724,805 (a)
China Petroleum &
Chemical Corp.                                                              3,840,000                            3,248,220
China Shenhua Energy
Company Ltd.                                                                  153,000                              370,055
EnCana Corp.                                                                   14,977                              758,165
ENI S.p.A.                                                                     45,244                            1,467,119
LUKOIL ADR                                                                     11,512                              995,788
Nexen, Inc.                                                                    25,485                            1,562,230
OAO Gazprom ADR                                                                58,278                            2,441,848
Paladin Resources Ltd.                                                        425,549                            3,344,976 (a)
PetroChina Company Ltd.                                                       344,000                              407,645
Petroleo Brasileiro S.A. ADR                                                   90,969                            8,128,080 (a,j)
Reliance Industries Ltd.                                                       13,602                              429,356
Saipem S.p.A.                                                                 364,307                           10,571,852 (j)
Sasol Ltd.                                                                     16,300                              544,008
Sibir Energy Plc                                                               10,312                               95,060 (a)
Total S.A.                                                                    106,444                            7,431,796 (j)
                                                                                                                51,161,147

FINANCIALS - 8.0%
Allianz AG (Regd.)                                                             23,517                            4,811,839 (j)
AXA S.A.                                                                      120,425                            5,088,042 (j)
Banca Intesa S.p.A.                                                           841,255                            6,366,272 (j)
Banco do Brasil S.A.                                                            8,364                              272,627
Banco Santander Central Hispano S.A.
(Regd.)                                                                       401,704                            7,143,971
Bank of Yokohama Ltd.                                                         546,012                            4,064,743
BNP Paribas                                                                    85,863                            8,936,848 (j)
Capital Securities Corp.                                                    1,250,712                              614,169
CapitaLand Ltd.                                                               774,000                            4,077,977
China Merchants Bank
Company Ltd.                                                                   47,500                               95,921 (a)
China Vanke Company Ltd.                                                      245,300                              507,912
Credit Agricole S.A.                                                           81,270                            3,157,850 (j)
Credit Suisse Group, (Regd.)                                                  119,198                            8,514,143
Emaar Properties                                                              125,563                              377,857
Hongkong Land Holdings Ltd.                                                   660,999                            3,080,255
Hung Poo Real Estate Development Corp.                                        603,000                              598,590
ICICI Bank Ltd.                                                                26,702                              523,412
ICICI Bank Ltd. ADR                                                            45,238                            1,662,496 (j)
ING Groep N.V.                                                                130,779                            5,509,838
Jardine Matheson Holdings Ltd.                                                101,106                            2,133,337
Kookmin Bank                                                                   53,661                            4,814,999
Lloyds TSB Group, PLC                                                         312,026                            3,427,156
Mitsubishi Estate Company Ltd.                                                364,982                           11,962,569
Mitsubishi UFJ Financial
Group, Inc.                                                                       833                            9,382,935
Mitsui Sumitomo Insurance Company Ltd.                                        257,000                            3,219,166
Nomura Holdings, Inc.                                                         585,498                           12,173,598
Ping An Insurance Group                                                        60,500                              296,529
Plaza Centers N.V.                                                             92,291                              341,666 (a)
Prudential PLC                                                                431,499                            6,072,349
PT Bank Niaga                                                               8,743,553                              709,066
Royal Bank of Scotland
Group, PLC                                                                    279,404                           10,872,497
Samsung Fire & Marine Insurance
Company Ltd.                                                                    3,300                              552,573 (a)
Siam Commercial Bank PCL                                                      298,700                              580,166
SL Green Realty Corp. (REIT)                                                   15,732                            2,158,116
Standard Bank Group, Ltd.                                                      40,748                              600,053
State Bank of India Ltd. GDR                                                    5,284                              322,324 (j)
Sumitomo Realty & Development Company
Ltd.                                                                          103,000                            3,899,301
Sun Hung Kai Properties Ltd.                                                  297,476                            3,437,577
Swiss Reinsurance                                                              43,629                            3,966,923
Turkiye Is Bankasi                                                             66,329                              320,291
UniCredito Italiano S.p.A.                                                  1,115,568                           10,580,544 (j)
Woori Investment &
Securities Co Ltd                                                              18,720                              393,068 (a)
                                                                                                               157,621,565

HEALTHCARE - 1.6%
GlaxoSmithKline PLC                                                           243,973                            6,684,873
Novartis AG (Regd.)                                                           146,546                            7,938,472
Richter Gedeon Nyrt                                                             2,619                              472,186
Roche Holding AG                                                               68,696                           12,098,329 (j)
Sanofi-Aventis                                                                 15,621                            1,353,683
Smith & Nephew PLC ADR                                                         29,286                            1,859,075 (j)
Teva Pharmaceutical Industries Ltd. ADR                                        17,504                              655,175
Yuhan Corp.                                                                     2,494                              391,096
Zentiva N.V.                                                                    5,887                              404,883
                                                                                                                31,857,772

INDUSTRIALS - 3.7%
ABB Ltd. (Regd.)                                                              329,476                            5,613,615
Adecco S.A. (Regd.)                                                            28,001                            1,769,559
Air China Ltd.                                                                277,546                              192,152
Alstom                                                                         15,246                            1,971,632 (a)
Asahi Glass Company Ltd.                                                      313,005                            4,397,843 (j)
Barloworld Ltd.                                                                12,946                              323,092
Brambles Ltd.                                                                 131,509                            1,445,920 (a)
Canadian National Railway Co.                                                 125,840                            5,554,347
China Communications Construction
Company Ltd.                                                                  359,080                              432,867 (a)
Chiyoda Corp.                                                                 222,676                            4,875,016
Deutsche Lufthansa AG (Regd.)                                                   9,508                              257,308
Doosan Heavy Industries and
Construction Company Ltd.                                                      15,490                            1,001,267
East Japan Railway Co.                                                            812                            6,313,072
Empresas ICA Sociedad Controladora
S.A. de C.V.                                                                  131,993                              510,879 (a)
Enka Insaat ve Sanayi AS                                                       46,361                              631,512
Fraser and Neave Ltd.                                                          88,000                              295,574 (j)
Group 4 Securicor PLC                                                         525,311                            2,070,940
Group 4 Securicor PLC                                                         626,457                            2,450,945
Grupo Aeroportuario del Sureste S.A.
de C.V. ADR (Series B)                                                          6,410                              302,680 (j)
Jaiprakash Associates Ltd.                                                     26,647                              327,991
Komatsu Ltd.                                                                  175,075                            3,677,205 (j)
Larsen & Toubro Ltd.                                                           34,244                            1,270,018
Mitsubishi Heavy Industries Ltd.                                              313,000                            2,019,953 (j)
Orascom Construction Industries                                                72,228                            3,626,474
Orascom Construction Industries GDR                                                88                                8,932
Orkla ASA                                                                      30,450                            2,137,551
Sandvik AB                                                                    312,490                            5,522,835 (j)
Shanghai Electric Group, Company Ltd.                                       1,266,000                              591,343
Siemens AG (Regd.)                                                             50,880                            5,419,669 (j)
SMC Corp.                                                                      11,145                            1,492,293
Smiths Group, PLC                                                             175,348                            3,535,485
United Tractors Tbk PT                                                        786,000                              637,414
Vinci S.A.                                                                     14,497                            2,238,917 (j)
                                                                                                                72,916,300

INFORMATION TECHNOLOGY - 2.2%
Delta Electronics Inc.                                                        145,579                              470,717
Gemtek Technology Corp.                                                       279,000                              691,345
HON HAI Precision Industry Company Ltd.                                       153,200                            1,027,753
Hoya Corp.                                                                    148,400                            4,914,199
Ibiden Company Ltd.                                                            42,500                            2,199,238
MediaTek Inc.                                                                 104,900                            1,204,581
Megainfo Holdings Ltd.                                                      1,160,000                              224,155 (a)
Mettler Toledo International Inc.                                              18,304                            1,639,489 (a)
Nidec Corp.                                                                    92,013                            5,922,497 (j)
Nokia OYJ                                                                     400,898                            9,194,884
Samsung Electronics Company Ltd.                                               10,370                            6,207,006
Taiwan Semiconductor Manufacturing
Company Ltd.                                                                2,726,125                            5,593,614
Taiwan Semiconductor Manufacturing
Company Ltd. ADR                                                               18,433                              198,155 (j)
Telefonaktiebolaget LM Ericsson
(Series B)                                                                    688,512                            2,522,022 (j)
Unimicron Technology Corp.                                                    377,620                              488,971
                                                                                                                42,498,626

MATERIALS - 2.8%
Aluminum Corporation of China Ltd.                                             51,378                               52,928
BASF AG                                                                        14,255                            1,599,259 (j)
Bayer AG                                                                       70,079                            4,462,787 (j)
BHP Billiton PLC                                                              540,915                           12,020,263
Evraz Group, S.A. GDR                                                           9,191                              307,899 (b)
Harmony Gold Mining Company Ltd. ADR                                           37,176                              516,746 (a,j)
Holcim Ltd. (Regd.)                                                            25,090                            2,501,190
Israel Chemicals Ltd.                                                         118,957                              813,555
Linde AG                                                                       46,754                            5,019,382 (j)
Makhteshim-Agan Industries Ltd.                                                73,215                              459,333
MMC Norilsk Nickel ADR                                                          2,753                              523,070
Polyus Gold Company ZAO ADR                                                     8,965                              430,141 (a)
POSCO                                                                           2,060                              865,086
Potash Corp of Saskatchewan                                                    45,020                            7,184,270
Rio Tinto PLC (Regd.)                                                          94,382                            5,372,069
Samling Global Ltd.                                                           408,000                              148,283 (a)
Syngenta AG (Regd)                                                             24,948                            4,751,319 (a)
Tata Steel Ltd.                                                                29,827                              309,353
Toray Industries Inc.                                                       1,127,998                            8,139,355 (j)
Vedanta Resources PLC                                                          28,279                              738,239
                                                                                                                56,214,527

TELECOMMUNICATION
SERVICES - 2.2%
America Movil S.A. de C.V. ADR
(Series L)                                                                    107,175                            5,121,894
Bharti Airtel Ltd.                                                             43,790                              766,942 (a)
China Mobile Ltd.                                                              92,000                              837,086
Hellenic Telecommunications
Organization S.A.                                                              93,594                            2,551,556 (a)
Mobile Telesystems OJSC ADR                                                    45,070                            2,522,117 (j)
MTN Group, Ltd.                                                               412,242                            5,598,874
Orascom Telecom Holding SAE                                                     9,366                              649,475
Philippine Long Distance Telephone Co.                                          7,850                              410,803
Singapore Telecommunications Ltd.                                           2,506,003                            5,413,389
Telekom Malaysia Bhd                                                          208,900                              604,194
Telekomunikasi Indonesia Tbk PT
(Series B)                                                                    602,000                              649,830
Telenor ASA                                                                   425,566                            7,529,550
Turkcell Iletisim Hizmet ADR                                                    9,603                              127,240 (j)
Vodafone Group, PLC                                                         3,309,217                            8,794,670
Vodafone Group, PLC ADR                                                       101,926                            2,737,732
                                                                                                                44,315,352

UTILITIES - 1.2%
CEZ                                                                            14,150                              633,102
E.ON AG                                                                        49,794                            6,746,314 (j)
First Philippine Holdings Corp.                                               270,500                              398,041
Korea Electric Power Corp.                                                      7,490                              299,011
National Grid PLC                                                             138,588                            2,167,761
Perusahaan Gas Negara                                                         222,500                              227,986
RWE AG                                                                         37,447                            3,947,430
Suez S.A.                                                                      49,730                            2,613,501
Veolia Environnement                                                           99,914                            7,402,810 (j)
                                                                                                                24,435,956

TOTAL COMMON STOCK                                                                                             563,465,039
(COST $476,687,256)

--------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.7%
--------------------------------------------------------------------------------------------------------------------------

All America Latina Logistica S.A.                                             205,400                            2,507,767
Cia Vale do Rio Doce                                                           46,361                            1,459,261
Cia Vale do Rio Doce ADR                                                      316,458                            9,898,806 (j)
Petroleo Brasileiro S.A.                                                       12,700                              286,402

TOTAL PREFERRED STOCK                                                                                           14,152,236
(COST $9,991,166)

TOTAL FOREIGN EQUITY                                                                                           577,617,275
(COST $486,678,422)

                                                                            PRINCIPAL
                                                                               AMOUNT                                VALUE
--------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 24.2%
--------------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 6.6%
U.S. Treasury Bonds
4.50%                                  02/15/36                           $14,520,000                        $  13,708,913 (j)
U.S. Treasury Notes
4.63%                                  11/15/29 - 02/15/17                 72,105,000                           72,205,225 (h,j)
4.75%                                  02/28/09 - 01/31/12                 43,905,000                           44,127,508 (j)
                                                                                                               130,041,646

FEDERAL AGENCIES - 1.1%
Federal Home Loan
Mortgage Corp.
4.88%                                  02/09/10                            14,500,000                           14,530,206
5.00%                                  02/16/17                             6,480,000                            6,474,985 (j)
                                                                                                                21,005,191

AGENCY MORTGAGE BACKED - 7.5%
Federal Home Loan
Mortgage Corp.
4.50%                                  06/01/33 - 02/01/35                    286,746                              269,693 (h)
5.00%                                  07/01/35 - 10/01/35                  9,154,848                            8,855,812 (h)
5.50%                                  05/01/20                               104,339                              104,538 (h)
6.00%                                  04/01/17 - 11/01/36                    816,122                              827,169 (h)
6.50%                                  01/01/27 - 08/01/36                  1,125,649                            1,152,733 (h)
7.00%                                  10/01/25 - 08/01/36                    327,170                              337,864 (h)
7.50%                                  11/01/09 - 09/01/33                     52,103                               54,220 (h)
8.00%                                  01/01/30 - 11/01/30                     17,161                               18,056 (h)
9.00%                                  10/01/25                                   835                                  905 (h)
Federal National Mortgage Assoc.
4.00%                                  05/01/19 - 06/01/19                    270,363                              255,552 (h)
4.50%                                  05/01/18 - 02/01/35                  2,636,677                            2,533,519 (h)
5.00%                                  06/01/20 - 08/01/35                  5,257,173                            5,093,916 (h)
5.02%                                  07/01/35                             1,250,098                            1,249,280 (h,i)
5.11%                                  08/01/35                               784,658                              785,905 (h,i)
5.34%                                  04/01/37                               598,795                              598,421 (d,i)
5.35%                                  04/01/37                               523,430                              526,292 (d,i)
5.37%                                  04/01/37                               660,030                              664,361 (d,i)
5.42%                                  04/01/37                               713,580                              718,263 (d,i)
5.44%                                  04/01/37                                53,450                               53,784 (i)
5.50%                                  04/01/14 - 08/01/35                  2,017,204                            2,011,205 (h)
5.53%                                  04/01/37                               230,895                              232,338 (i)
5.56%                                  03/01/37                                51,160                               51,480 (i)
5.69%                                  04/01/37                               483,585                              486,607 (i)
5.71%                                  04/01/37                             1,902,890                            1,920,588 (i)
6.00%                                  09/01/19 - 08/01/35                  5,003,557                            5,047,206 (h)
6.50%                                  09/01/17 - 08/01/36                  2,646,991                            2,709,967 (h)
7.00%                                  04/01/17 - 06/01/36                    431,634                              446,717 (h)
7.50%                                  12/01/09 - 03/01/34                    114,271                              118,851 (h)
8.00%                                  12/01/11 - 11/01/33                     42,054                               43,918 (h)
8.50%                                  06/01/30                                   229                                  246 (h)
9.00%                                  06/01/09 - 12/01/22                     23,376                               24,460 (h)
5.00%                                  TBA                                 22,390,000                           21,695,352 (c)
5.50%                                  TBA                                 56,469,000                           55,992,343 (c)
6.00%                                  TBA                                 19,103,000                           19,248,984 (c)
6.50%                                  TBA                                  5,845,000                            5,961,900 (c)
Government National
Mortgage Assoc.
4.50%                                  08/15/33 - 09/15/34                    480,536                              457,143 (h)
6.00%                                  04/15/27 - 09/15/36                    684,667                              694,067 (h)
6.50%                                  04/15/24 - 09/15/36                    653,428                              670,223 (h)
7.00%                                  03/15/12 - 10/15/36                    726,376                              754,297 (h)
8.00%                                  03/15/30                                 3,389                                3,525 (h)
9.00%                                  11/15/16 - 12/15/21                     22,285                               23,952 (h)
5.50%                                  TBA                                  6,210,000                            6,175,069 (c)
                                                                                                               148,870,721

AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.5%
Federal Home Loan Mortgage Corp.
1.13%                                  04/15/37                             2,010,000                              107,409
1.33%                                  10/15/18                               360,209                               21,690 (g,h,i)
1.83%                                  12/15/30                               446,466                               20,370 (g,h,i)
1.88%                                  09/15/36                             1,915,744                              140,987 (g,i)
2.46%                                  09/15/36                             1,634,352                              150,922 (g,h,i)
3.22%                                  10/15/33                                70,000                               54,311 (h,i)
3.98%                                  12/15/33                                45,000                               38,128 (h,i)
4.00%                                  02/15/21                               641,090                               89,252 (g,h)
4.50%                                  04/15/13 - 12/15/20                  2,492,359                              347,161 (g,h)
5.00%                                  12/15/13 - 12/01/34                  5,070,394                            1,054,927 (g,h)
5.50%                                  04/15/17 - 06/15/33                    230,548                               33,969 (g,h)
5.50%                                  12/15/32 - 12/15/36                  5,094,074                            5,065,793
7.50%                                  01/15/16                                10,176                               10,485 (h)
7.50%                                  07/15/27                                 6,693                                1,324 (g,h)
8.00%                                  02/01/23 - 07/01/24                      4,734                                1,019 (g,h)
24.17%                                 04/25/37                             3,990,000                              215,709 (d)
24.26%                                 09/25/43                               449,043                                5,095 (d,g,h,i)
Federal Home Loan Mortgage STRIPS
6.34%                                  08/01/27                                 1,074                                  864 (d,f,h)
Federal National Mortgage Assoc
STRIPS (Class 2)
7.50%                                  11/01/23                                21,289                                5,027 (g,h)
8.00%                                  08/01/23 - 07/01/24                      9,945                                2,275 (g,h)
Federal National Mortgage Assoc.
1.13%                                  04/25/37                             1,810,315                               96,173
1.19%                                  12/25/42                               249,867                                4,724 (g,h,i)
1.45%                                  03/25/37                             1,593,572                              106,570 (g,i)
1.88%                                  06/25/36 - 02/25/37                 18,333,689                            1,186,726 (g,h,i)
2.28%                                  09/25/42                               247,953                               13,405 (g,h,i)
2.33%                                  04/25/17 - 10/25/17                    197,670                               11,769 (g,h,i)
2.38%                                  08/25/16                                77,230                                3,341 (g,h,i)
3.56%                                  09/25/31                                54,165                               50,141 (h,i)
4.50%                                  05/25/18                               133,065                               11,872 (g,h)
4.75%                                  11/25/14                                26,633                                1,556 (g,h)
5.00%                                  02/25/32                                36,435                                2,908 (g,h)
5.50%                                  03/25/33                               390,000                              388,592
5.67%                                  04/24/37                               390,000                              392,925
8.00%                                  07/25/14                                30,824                               31,182 (h)
Federal National Mortgage Assoc.
(Class S)
1.78%                                  02/25/31                                80,596                                4,090 (g,h,i)
Federal National Mortgage Assoc. REMIC
1.88%                                  01/25/37                             4,530,819                              270,945 (g,h,i)
4.50%                                  11/25/13                                93,914                                3,441 (g,h)
4.91%                                  03/25/31                                85,110                               84,030 (h,i)
5.00%                                  10/25/22                               115,135                               16,611 (g,h)
Federal National Mortgage Assoc.
REMIC (Class J)
1080.91%                               03/25/22                                     9                                   75 (g,h)
Federal National Mortgage Assoc.
REMIC (Class K)
1008.00%                               05/25/22                                     6                                  160 (g,h)
Federal National Mortgage Assoc.
STRIPS (Class 2)
5.00%                                  08/01/34                               754,603                              179,495 (g)
                                                                                                                10,227,448

ASSET BACKED - 1.6%
Bank One Issuance Trust
3.59%                                  05/17/10                                20,000                               19,841 (h)
Bear Stearns Asset Backed Securities
Inc. (Class A)
5.69%                                  01/25/34                                14,031                               14,062 (h,i)
Capital Auto Receivables
Asset Trust
5.38%                                  05/15/11                             8,000,000                            8,001,248 (h,i)
Carmax Auto Owner Trust
4.35%                                  03/15/10                               154,000                              152,437 (h)
Citibank Credit Card
Issuance Trust
4.45%                                  04/07/10                                35,000                               34,658 (h)
Countrywide Home Equity Loan Trust
(Class A)
5.55%                                  07/15/27                                35,081                               35,084 (h,i)
Ford Credit Auto Owner Trust (Class A)
5.36%                                  02/15/12                             7,125,000                            7,122,947 (h,i)
Ford Credit Floorplan Master Owner
Trust (Class A)
5.36%                                  07/15/09                             2,000,000                            1,999,696 (h,i)
Honda Auto Receivables Owner Trust
(Class A)
4.15%                                  10/15/10                               138,000                              136,362 (h)
Indymac Residential Asset Backed Trust
5.49%                                  10/25/35                             4,500,000                            4,500,733 (h,i)
Long Beach Mortgage Loan Trust
5.60%                                  09/25/35                             1,373,070                            1,374,505 (h,i)
Mid-State Trust
7.54%                                  07/01/35                                 5,414                                5,790 (h)
Peco Energy Transition Trust
6.52%                                  12/31/10                                50,000                               52,223 (h)
Residential Asset Mortgage Products,
Inc.
5.56%                                  03/25/34                                10,283                               10,288 (h,i)
Residential Asset
Securities Corp.
5.57%                                  01/25/36                             3,000,000                            3,001,875 (h,i)
5.82%                                  07/25/32                                11,516                               11,518 (h,i)
Residential Asset Securities Corp.
(Class A)
4.16%                                  07/25/30                               193,134                              190,725 (h,i)
SLM Student Loan Trust
(Class A)
5.40%                                  06/15/18                               313,614                              313,823 (h,i)
Superior Wholesale Inventory
Financing Trust (Class A)
5.50%                                  06/15/10                             4,000,000                            4,011,889 (h,i)
Volkswagen Auto Lease Trust (Class A)
3.94%                                  10/20/10                               103,000                              102,320 (h)
Wells Fargo Home Equity Trust
3.97%                                  05/25/34                                52,851                               51,657 (h,i)
                                                                                                                31,143,681

CORPORATE NOTES - 4.6%
Abbey National PLC
7.95%                                  10/26/29                               340,000                              423,257 (h)
Abbott Laboratories
5.88%                                  05/15/16                             1,035,000                            1,069,653 (h)
Allergan, Inc.
5.75%                                  04/01/16                               405,000                              410,842 (h)
Allied World Assurance
Holdings Ltd.
7.50%                                  08/01/16                               325,000                              348,745 (h)
Allstate Life Global
Funding Trusts
3.85%                                  01/25/08                               130,000                              128,450 (h)
American Electric Power Company, Inc.
(Series C)
5.38%                                  03/15/10                             2,125,000                            2,136,076 (h)
American Electric Power Company, Inc.
(Series D)
5.25%                                  06/01/15                             1,040,000                            1,023,382 (h)
American General Corp.
7.50%                                  08/11/10                               750,000                              803,353 (h)
American International
Group, Inc.
6.25%                                  05/01/36                               490,000                              514,264 (h)
AmerisourceBergen Corp.
5.88%                                  09/15/15                               490,000                              486,151
Anadarko Petroleum Corp.
6.45%                                  09/15/36                               325,000                              321,534
Appalachian Power Co.
(Series G)
3.60%                                  05/15/08                                20,000                               19,622 (h)
Archstone-Smith Operating Trust
3.00%                                  06/15/08                               810,000                              789,291 (h)
Arizona Public Service Co.
6.25%                                  08/01/16                               370,000                              380,646 (h)
AT&T, Inc.
4.13%                                  09/15/09                             1,800,000                            1,758,659 (h)
AvalonBay Communities, Inc. (REIT)
5.75%                                  09/15/16                               650,000                              658,764 (h)
BAC CAP TRUST V
5.63%                                  03/08/35                               925,000                              861,499 (h)
Bank of America Corp.
5.75%                                  08/15/16                               295,000                              300,015 (h)
Bank of America NA
5.30%                                  03/15/17                               740,000                              730,735
Bear Stearns Companies, Inc.
5.55%                                  01/22/17                               640,000                              627,900 (h)
BellSouth Corp.
4.20%                                  09/15/09                               735,000                              719,375 (h)
6.55%                                  06/15/34                               510,000                              523,625 (h)
BJ Services Co.
5.75%                                  06/01/11                               430,000                              435,285 (h)
Bristol-Myers Squibb Co.
5.88%                                  11/15/36                               420,000                              412,071 (h)
British Telecommunications PLC
8.63%                                  12/15/10                               170,000                              189,772 (h)
9.13%                                  12/15/30                               641,000                              882,100
Burlington Northern
Santa Fe Corp.
6.75%                                  07/15/11                             1,000,000                            1,051,579 (h)
8.13%                                  04/15/20                               170,000                              201,313 (h)
Capital One Bank
6.50%                                  06/13/13                                25,000                               26,130 (h)
Capital One Capital III
7.69%                                  08/15/36                               715,000                              771,764 (h)
Carolina Power & Light Co.
5.15%                                  04/01/15                               810,000                              795,448 (h)
5.70%                                  04/01/35                               155,000                              148,913 (h)
6.13%                                  09/15/33                               190,000                              193,350 (h)
CBS Corp.
5.63%                                  05/01/07                                25,000                               25,003 (h)
CIT Group, Inc.
5.13%                                  09/30/14                               485,000                              469,777 (h)
Citigroup, Inc.
5.13%                                  05/05/14                             2,905,000                            2,872,707 (h)
CNA Financial Corp.
6.50%                                  08/15/16                               565,000                              585,213 (h)
Comcast Cable Communications
Holdings, Inc.
9.46%                                  11/15/22                               865,000                            1,131,464 (h)
Comcast Corp.
5.88%                                  02/15/18                               635,000                              638,026 (h)
ConocoPhillips Canada
Funding Co.
5.95%                                  10/15/36                               485,000                              490,966 (h)
Consumers Energy Co.
5.15%                                  02/15/17                               555,000                              534,417 (h)
Countrywide Home Loans, Inc.
5.63%                                  05/15/07                                50,000                               50,014 (h)
COX Communications, Inc.
7.75%                                  11/01/10                               375,000                              404,803
CRH America, Inc.
6.00%                                  09/30/16                               290,000                              293,973 (h)
CSX Transportation, Inc.
9.75%                                  06/15/20                             1,021,000                            1,349,772 (h)
DaimlerChrysler NA
Holding Corp.
4.05%                                  06/04/08                               280,000                              276,323 (h)
4.75%                                  01/15/08                             1,080,000                            1,074,910 (h)
Delhaize America, Inc.
8.13%                                  04/15/11                             1,330,000                            1,454,795 (h)
Detroit Edison Co. (Series B)
5.45%                                  02/15/35                               900,000                              840,102 (h)
Devon OEI Operating Inc.
4.38%                                  10/01/07                                15,000                               14,919 (h)
Dominion Resources, Inc.
5.69%                                  05/15/08                               370,000                              370,861 (h,k)
Dominion Resources, Inc.
(Series B)
4.13%                                  02/15/08                             1,090,000                            1,078,651 (h)
6.30%                                  09/30/66                               965,000                              982,553 (h,i)
Dover Corp.
6.50%                                  02/15/11                               375,000                              392,081 (h)
6.65%                                  06/01/28                               195,000                              212,773 (h)
Duke Energy Corp.
5.38%                                  01/01/09                               160,000                              160,399 (h)
EI Du Pont de Nemours & Co.
4.88%                                  04/30/14                               325,000                              316,093 (h)
Embarq Corp.
7.08%                                  06/01/16                               490,000                              499,440 (h)
Federated Retail Holdings Inc.
5.35%                                  03/15/12                             1,085,000                            1,083,360
FirstEnergy Corp. (Series B)
6.45%                                  11/15/11                             2,040,000                            2,138,248 (h)
FPL Group Capital, Inc.
7.38%                                  06/01/09                               750,000                              785,581 (h)
FPL Group Capital, Inc.
(Series B)
5.55%                                  02/16/08                               430,000                              430,447 (h)
Goldman Sachs Group, Inc.
6.60%                                  01/15/12                             2,730,000                            2,878,775 (h)
Greater Bay Bancorp
5.25%                                  03/31/08                               175,000                              174,635 (h)
GTE Corp.
6.94%                                  04/15/28                               850,000                              901,441 (h)
7.51%                                  04/01/09                               165,000                              171,861 (h)
Harrah's Operating
Company, Inc.
5.38%                                  12/15/13                               640,000                              567,304
Home Depot, Inc.
5.25%                                  12/16/13                               485,000                              481,643 (h)
Hospira, Inc.
5.55%                                  03/30/12                               590,000                              590,637
HSBC Bank USA NA
3.88%                                  09/15/09                             1,175,000                            1,147,920 (h)
4.63%                                  04/01/14                             1,085,000                            1,038,701
HSBC Finance Corp.
6.50%                                  11/15/08                               625,000                              637,617 (h)
HSBC Holdings PLC
6.50%                                  05/02/36                               100,000                              105,667 (h)
Hydro Quebec
8.05%                                  07/07/24                               820,000                            1,058,484 (h)
8.50%                                  12/01/29                             1,585,000                            2,203,965 (h)
ING Capital Funding TR III
8.44%                                  12/29/49                               455,000                              503,161 (h,i)
ING Groep N.V.
5.78%                                  12/29/49                               595,000                              590,172 (h,i)
International Business
Machines Corp.
3.80%                                  02/01/08                               100,000                               98,888 (h)
4.75%                                  11/29/12                             1,300,000                            1,280,025 (h)
International Steel Group Inc.
6.50%                                  04/15/14                               415,000                              431,478
IPSCO, Inc.
8.75%                                  06/01/13                               350,000                              372,750 (h)
iStar Financial, Inc. (REIT)
4.88%                                  01/15/09                               605,000                              599,995 (h)
7.00%                                  03/15/08                               400,000                              405,081 (h)
JP Morgan Chase & Co.
7.00%                                  11/15/09                             1,130,000                            1,181,944 (h)
JP Morgan Chase Bank
5.88%                                  06/13/16                               825,000                              847,970
Kansas Gas & Electric
5.65%                                  03/29/21                               425,000                              418,485 (h)
Kimco Realty Corp. (REIT)
4.82%                                  06/01/14                               150,000                              143,949 (h)
Kinder Morgan Energy
Partners LP
5.13%                                  11/15/14                                70,000                               67,769 (h)
Lehman Brothers Holdings, Inc.
5.00%                                  01/14/11                             1,150,000                            1,141,932 (h)
5.75%                                  07/18/11                               450,000                              458,788 (h)
Markel Corp.
7.35%                                  08/15/34                               340,000                              364,332 (h)
Marsh & McLennan
Companies, Inc.
5.50%                                  07/13/07                             1,500,000                            1,500,305 (h,i)
MBIA, Inc.
5.70%                                  12/01/34                               285,000                              271,227
Merck & Company, Inc.
5.75%                                  11/15/36                               445,000                              431,692 (h)
Merrill Lynch & Company, Inc.
6.05%                                  05/16/16                               475,000                              486,860 (h)
Morgan Stanley
6.60%                                  04/01/12                             1,480,000                            1,562,600
Motorola, Inc.
4.61%                                  11/16/07                               565,000                              561,926 (h)
MUFG Capital Finance 1 Ltd.
6.35%                                  07/29/49                               240,000                              244,904 (h,i)
Nevada Power Co. (Series A)
8.25%                                  06/01/11                               250,000                              274,906 (h)
Nevada Power Company
(Series I)
6.50%                                  04/15/12                               515,000                              535,773 (h)
New Cingular Wireless
Services Inc.
8.75%                                  03/01/31                             1,000,000                            1,294,349 (h)
News America, Inc.
7.25%                                  05/18/18                               925,000                            1,026,216 (h)
Nisource Finance Corp.
5.45%                                  09/15/20                               370,000                              349,936 (h)
7.88%                                  11/15/10                               160,000                              173,544 (h)
Norfolk Southern Corp.
6.00%                                  04/30/08                                20,000                               20,127 (h)
8.63%                                  05/15/10                               485,000                              530,776 (h)
Norfolk Southern Railway Co.
9.75%                                  06/15/20                                64,000                               86,009 (h)
Northeast Utilities (Series B)
3.30%                                  06/01/08                                30,000                               29,344 (h)
NorthWestern Corp.
5.88%                                  11/01/14                               200,000                              197,291 (h)
ONEOK Partners LP
5.90%                                  04/01/12                               780,000                              798,116 (h)
Pacific Bell
7.13%                                  03/15/26                                55,000                               58,640 (h)
Pacific Gas & Electric Co.
5.80%                                  03/01/37                               500,000                              484,034
6.05%                                  03/01/34                               305,000                              303,709 (h)
Pemex Finance Ltd.
9.03%                                  02/15/11                               212,000                              226,037 (h)
Pemex Project Funding
Master Trust
7.38%                                  12/15/14                             2,055,000                            2,270,693 (h)
7.88%                                  02/01/09                               195,000                              203,401
8.63%                                  02/01/22                                60,000                               74,695 (h)
Pepco Holdings, Inc.
5.50%                                  08/15/07                               305,000                              304,881 (h)
Petrobras International
Finance Co.
6.13%                                  10/06/16                               740,000                              754,800 (h)
Prudential Financial, Inc.
5.70%                                  12/14/36                               485,000                              464,134 (h)
Public Service Company
of Colorado
7.88%                                  10/01/12                               520,000                              583,579 (h)
Puget Sound Energy, Inc.
3.36%                                  06/01/08                                30,000                               29,313 (h)
5.48%                                  06/01/35                               130,000                              118,583 (h)
6.27%                                  03/15/37                               205,000                              206,999 (h)
Pulte Homes, Inc.
4.88%                                  07/15/09                               385,000                              377,987 (h)
Residential Capital LLC
6.38%                                  06/30/10                               660,000                              659,793
6.46%                                  04/17/09                               650,000                              647,583 (i)
Royal Bank of Scotland
Group PLC
5.00%                                  10/01/14                               375,000                              367,109 (h)
Smith International, Inc.
6.00%                                  06/15/16                               290,000                              295,508 (h)
Sovereign Capital Trust VI
7.91%                                  06/13/36                               700,000                              779,038 (h)
Sprint Capital Corp.
7.63%                                  01/30/11                               485,000                              520,900
Standard Chartered Bank Hong Kong Ltd.
4.38%                                  12/03/14                               380,000                              371,963 (i)
Station Casinos Inc.
7.75%                                  08/15/16                                50,000                               51,313 (h)
Telecom Italia Capital S.A.
7.20%                                  07/18/36                               325,000                              339,602 (h)
Tennessee Gas Pipeline Co.
8.38%                                  06/15/32                               325,000                              400,415
The Kroger Co.
6.80%                                  12/15/18                               160,000                              166,612 (h)
The Thomson Corp.
5.50%                                  08/15/35                               165,000                              147,407 (h)
Time Warner, Inc.
6.88%                                  05/01/12                                25,000                               26,625 (h)
TXU Electric Delivery Co.
5.00%                                  09/01/07                               140,000                              139,752 (h)
6.38%                                  05/01/12                               580,000                              601,317 (h)
Union Pacific Railroad Co.
5.87%                                  07/02/30                               245,000                              250,267 (h)
Verizon Pennsylvania Inc.
8.75%                                  08/15/31                               165,000                              204,373 (h)
Wachovia Corp.
5.63%                                  10/15/16                             1,280,000                            1,283,785 (h)
Wal-Mart Stores, Inc.
5.25%                                  09/01/35                               215,000                              194,973 (h)
6.88%                                  08/10/09                             1,000,000                            1,040,431 (h)
Wells Fargo & Co.
5.25%                                  12/01/07                                90,000                               89,931 (h)
Wells Fargo Bank NA
5.95%                                  08/26/36                             1,450,000                            1,461,652 (h)
Westar Energy, Inc.
7.13%                                  08/01/09                               190,000                              196,922 (h)
Wisconsin Electric Power
3.50%                                  12/01/07                                70,000                               69,184 (h)
5.70%                                  12/01/36                               115,000                              112,242 (h)
Wyeth
4.38%                                  03/01/08                               800,000                              794,617 (h)
5.95%                                  04/01/37                               585,000                              579,200
                                                                                                                90,596,503

NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.2%
Banc of America Commercial Mortgage
Inc.
5.32%                                  10/10/11                             1,300,000                            1,307,083 (h)
Banc of America Funding Corp.
5.74%                                  03/20/36                               194,331                              194,629 (h,i)
5.85%                                  02/20/36                               346,131                              348,205 (h,i)
Banc of America Mortgage Securities
(Class B)
5.33%                                  10/25/35                               201,444                              195,764 (h,i)
5.38%                                  01/25/36                               199,152                              196,642 (h,i)
5.56%                                  02/25/36                               159,262                              158,165 (h,i)
Bank of America Alternative
Loan Trust
6.50%                                  07/25/35                               231,376                              235,348 (h)
Bear Stearns Commercial Mortgage
Securities
5.41%                                  03/11/39                             1,000,000                            1,012,325 (h,i)
5.48%                                  10/12/41                             1,500,000                            1,517,251 (h,i)
5.53%                                  10/12/41                             1,500,000                            1,519,331 (h,i)
6.02%                                  02/14/31                                75,000                               75,845 (h)
Bear Stearns Commercial Mortgage
Securities (Class A)
5.47%                                  04/12/38                               700,000                              709,649 (h,i)
Citigroup Mortgage Loan
Trust, Inc.
6.08%                                  08/25/36                               576,617                              579,232 (h,i)
Countrywide Alternative
Loan Trust
5.98%                                  05/25/36                                74,251                               66,454 (h,i)
6.00%                                  03/25/36 - 08/25/36                    424,978                              360,702 (h)
Countrywide Alternative Loan Trust
(Class B)
6.00%                                  05/25/36 - 08/25/36                    228,655                              201,921 (h)
Countrywide Home Loan Mortgage Pass
Through Trust (Class M)
5.50%                                  12/25/35                               167,246                              162,879 (h)
Credit Suisse Mortgage Capital
Certificates
5.47%                                  09/15/39                               682,000                              685,834 (h)
Credit Suisse Mortgage Capital
Certificates (Class C)
5.65%                                  02/25/36                               113,584                              110,935 (h,i)
Crusade Global Trust (Class A)
5.56%                                  01/17/34                             2,741,171                            2,747,118 (h,i)
CS First Boston Mortgage Securities
Corp.
5.25%                                  08/25/34                               268,290                              265,897 (h)
5.33%                                  10/25/35                               168,144                              161,333 (h,i)
6.13%                                  04/15/37                                50,000                               51,924 (h)
DLJ Commercial Mortgage Corp.
6.24%                                  11/12/31                               223,549                              226,178 (h)
GMAC Commercial Mortgage Securities,
Inc.
6.42%                                  05/15/35                               445,285                              450,045 (h)
6.47%                                  04/15/34                               400,000                              416,491 (h)
GMAC Commercial Mortgage Securities,
Inc. (Class X)
5.23%                                  12/10/41                             3,642,895                               76,386 (d,h,i)
Greenwich Capital Commercial Funding
Corp.
5.12%                                  04/10/37                               500,000                              500,158 (h)
Impac CMB Trust
5.58%                                  04/25/35                               428,351                              428,828 (h,i)
Impac CMB Trust (Class A)
6.08%                                  12/25/33                                74,937                               74,937 (h,i)
Indymac INDA Mortgage
Loan Trust
5.16%                                  01/25/36                                99,858                               97,580 (h,i)
Indymac INDA Mortgage Loan Trust
(Class B)
5.16%                                  01/25/36                               107,847                              107,465 (h,i)
Indymac Index Mortgage
Loan Trust
5.38%                                  06/25/35                               317,716                              313,764 (h,i)
JP Morgan Chase Commercial Mortgage
Securities Corp.
6.47%                                  11/15/35                                40,000                               41,973 (h)
LB-UBS Commercial Mortgage Trust
4.06%                                  09/15/27                               108,000                              105,733 (h,i)
5.17%                                  01/18/12                             4,585,120                              122,347 (d,h,i)
5.26%                                  09/15/39                             1,000,000                            1,004,883 (h)
5.42%                                  02/15/40                               359,000                              359,658
5.53%                                  03/15/39                             1,000,000                            1,014,658 (h)
5.66%                                  03/15/39                             1,000,000                            1,021,353 (h,i)
6.23%                                  03/15/26                                53,000                               53,916 (h)
LB-UBS Commercial Mortgage Trust
(Class A)
6.65%                                  11/15/27                               704,000                              739,807 (h)
LB-UBS Commercial Mortgage Trust
(Class X)
5.24%                                  09/15/39                            21,464,000                              705,191 (d,h,i)
Master Alternative Loans Trust
5.00%                                  08/25/18                                55,657                                8,627 (g,h)
6.50%                                  08/25/34 - 05/25/35                    503,009                              512,085 (h)
Master Alternative Loans Trust (Class 3)
6.50%                                  01/25/35                               116,703                              118,964 (h)
Medallion Trust (Class A)
5.40%                                  08/22/36                             1,685,402                            1,685,669 (h,i)
Merrill Lynch Mortgage Trust (Class A)
5.62%                                  05/12/39                             1,000,000                            1,019,169 (h,i)
MLCC Mortgage Investors, Inc.
5.39%                                  02/25/36                               164,986                              163,604 (h,i)
Morgan Stanley Capital I
5.28%                                  12/15/43                             1,500,000                            1,505,655 (h,i)
5.33%                                  12/15/43                             1,500,000                            1,492,757 (h,i)
5.39%                                  11/12/41                             2,000,000                            1,990,207 (h,i)
5.44%                                  02/20/44                             1,000,000                            1,008,473 (b,i)
5.45%                                  02/20/44                             1,000,000                            1,003,378 (i)
5.71%                                  07/20/44                               300,000                              306,993 (h)
6.53%                                  03/15/31                               277,349                              281,835 (h)
7.11%                                  04/15/33                                73,000                               75,694 (h)
Morgan Stanley Capital I (Class A)
5.36%                                  02/20/44                             1,000,000                            1,007,793 (i)
Morgan Stanley Dean Witter Capital I
7.20%                                  10/15/33                                49,536                               51,966 (h)
MortgageIT Trust (Class A)
5.62%                                  08/25/35                             2,709,316                            2,718,822 (h,i)
Nomura Asset Securities Corp. (Class A)
6.59%                                  03/15/30                               489,328                              493,498 (h)
Opteum Mortgage Acceptance Corp.
5.62%                                  02/25/35                               316,710                              316,561 (h,i)
Residential Accredit Loans, Inc.
6.00%                                  01/25/36                               246,258                              241,454 (h)
6.02%                                  01/25/36                               109,350                              110,556 (h,i)
Residential Asset Securitization
Trust (Class A)
5.50%                                  05/25/35                             1,068,764                            1,054,165 (h,i)
Residential Funding Mortgage Security I
5.75%                                  01/25/36                               230,401                              224,798 (h)
Wachovia Bank Commercial Mortgage
Trust
5.51%                                  03/15/45                             1,200,000                            1,213,808 (h)
5.68%                                  05/15/43                             1,000,000                            1,017,695 (h,i)
Washington Mutual Inc.
5.66%                                  01/25/45                               183,756                              184,162 (h,i)
Wells Fargo Mortgage Backed
Securities Trust
5.39%                                  08/25/35                               473,342                              465,172 (h,i)
5.50%                                  01/25/36 - 03/25/36                    687,550                              658,683 (h)
Wells Fargo Mortgage Backed
Securities Trust (Class B)
5.50%                                  03/25/36                               986,726                              955,795 (h)
                                                                                                                42,613,855

SOVEREIGN BONDS - 0.1%
Government of Canada
3.38%                                  01/15/08                               500,000                              492,808 (h)
7.50%                                  09/15/29                               495,000                              626,893
Government of Manitoba Canada
4.90%                                  12/06/16                               330,000                              325,869 (h)
Government of Mexico
7.50%                                  01/14/12                             1,280,000                            1,399,744
                                                                                                                 2,845,314

TOTAL BONDS AND NOTES                                                                                          477,344,359
(COST $479,549,966)

                                                                            NUMBER OF
                                                                               SHARES                                VALUE
--------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 1.0%
--------------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                             104,647                            3,728,573 (j,n)
Industrial Select Sector SPDR Fund                                            434,996                           15,459,758 (j,n)

TOTAL EXCHANGE TRADED FUNDS                                                                                     19,188,331
(COST $15,841,191)

                                                                       PRINCIPAL
                                                                         AMOUNT                              VALUE
--------------------------------------------------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES ON LOAN - 2.6%
--------------------------------------------------------------------------------------------------------------------------

ASSET BACKED - 1.8%
Bear Stearns Asset Backed Securities
Inc.
5.54%                                  11/25/35                          $  5,000,000                         $  5,001,902 (h,i)
Countrywide Asset-Backed Certificates
5.43%                                  06/25/35                             2,480,052                            2,479,875 (h,i)
Countrywide Asset-Backed Certificates
(Class M)
6.02%                                  06/26/33                               838,331                              839,749 (h,i)
Discover Card Master Trust I (Class A)
5.35%                                  04/16/10                             3,200,000                            3,198,903 (h,i)
GSAA Trust
5.38%                                  10/25/36                             8,130,018                            8,129,288 (h,i)
GSAMP Trust
5.43%                                  05/25/36                             2,165,580                            2,165,580 (b,h,i)
GSR Mortgage Loan Trust
5.52%                                  11/25/30                             2,584,422                            2,584,841 (h,i)
Indymac Residential Asset Backed Trust
5.44%                                  06/25/36                             7,000,000                            7,002,183 (h,i)
Waverly Community School (Class A)
5.48%                                  02/25/37                             4,789,283                            4,787,789 (h,i)
                                                                                                                36,190,110

CORPORATE NOTES - 0.5%
Countrywide Financial Corp.
5.43%                                  06/27/07                             5,000,000                            4,998,925 (h,i)
5.51%                                  09/02/08                             4,000,000                            3,999,744 (h,i)
                                                                                                                 8,998,669

NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.3%
JP Morgan Alternative Loan Trust
5.38%                                  08/25/36                             2,286,587                            2,286,581 (h,i)
Residential Accredit Loans, Inc.
5.50%                                  07/25/36                             3,929,612                            3,930,265 (h,i)
                                                                                                                 6,216,846

TOTAL SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN                                                                              51,405,625
(COST $51,408,919)

TOTAL INVESTMENTS IN SECURITIES                                                                              1,912,276,171
(COST $1,755,497,554)

                                                                            NUMBER OF
                                                                               SHARES                                VALUE
--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 20.6%
--------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 11.6%
GEI Short Term Investment Fund
5.53%                                                                     229,172,524                       $  229,172,524 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN -
9.0%
GEI Short Term Investment Fund
5.53%                                                                      42,198,302                           42,198,302 (d,l)
State Street Navigator Securities
Lending Prime Portfolio
5.35%                                                                     136,291,697                          136,291,697 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                                   407,662,523
(COST $407,662,523)

TOTAL INVESTMENTS                                                                                            2,319,938,694
(COST $2,163,160,077)

LIABILITIES IN EXCESS OF OTHER
ASSETS, NET - (17.5)%                                                                                         (345,561,544)
                                                                                                          ----------------
NET ASSETS  - 100.0%                                                                                      $  1,974,377,150
                                                                                                          ================


--------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------------------------------------------------

The GEI Total Return Fund had the following long futures contracts open at March
31, 2007 (unaudited):

                                                                        NUMBER OF          CURRENT             UNREALIZED
DESCRIPTION                                  EXPIRATION DATE           CONTRACTS        NOTIONAL VALUE        APPRECIATON
---------------------------------------------------------------------------------------------------------------------------
Euro Dollar Futures                          September 2007               164             $38,919,250           $   (6,765)
S&P 500 Index Futures                           June 2007                 250              89,450,000            1,755,900
U.S. Treasury Notes 5 Yr. Futures               June 2007                 239              25,285,453              (60,237)
                                                                                                                ----------
                                                                                                                $1,688,898
                                                                                                                ==========

GEI INCOME FUND

SCHEDULE OF INVESTMENTS - MARCH 31,
2007 (UNAUDITED)

                                                                     PRINCIPAL
                                                                        AMOUNT                                 VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES -101.0%
--------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 26.8%
U.S. Treasury Bonds
4.50%                                02/15/36                     $  3,270,000                          $  3,087,338 (j)
U.S. Treasury Notes
4.63%                                11/15/09 - 02/15/17            16,565,000                            16,592,628 (j)
4.75%                                02/28/09 - 01/31/12            16,425,000                            16,506,489 (j)
                                                                                                          36,186,455

FEDERAL AGENCIES - 4.6%
Federal Home Loan Mortgage Corp.
4.88%                                02/09/10                        4,310,000                             4,318,979 (j)
5.00%                                02/16/17                        1,925,000                             1,923,510 (j)
                                                                                                           6,242,489

AGENCY MORTGAGE BACKED - 26.6%
Federal Home Loan Mortgage Corp.
4.50%                                06/01/33 - 02/01/35               286,746                               269,693 (h)
5.00%                                07/01/35 - 10/01/35               472,454                               457,032 (h)
5.50%                                05/01/20 - 05/01/20                75,966                                76,109 (h)
6.00%                                04/01/17 - 05/01/35             1,018,565                             1,032,453 (h)
6.50%                                01/01/27 - 08/01/36               620,220                               636,050 (h)
7.00%                                10/01/16 - 08/01/36               260,535                               269,938 (h)
7.50%                                11/01/09 - 09/01/33                28,947                                29,995 (h)
8.00%                                09/01/09 - 11/01/30                27,308                                28,606 (h)
8.50%                                04/01/30 - 05/01/30                30,117                                32,342 (h)
Federal National Mortgage Assoc.
4.00%                                05/01/19 - 06/01/19               288,546                               272,738 (h)
4.50%                                05/01/18 - 12/01/34             1,658,711                             1,599,360 (h)
5.00%                                03/01/34 - 08/01/36               611,976                               592,074 (h)
5.34%                                04/01/37                          159,120                               159,021 (d,i)
5.35%                                04/01/37                          139,095                               139,856 (d,i)
5.37%                                04/01/37                          175,395                               176,546 (d,i)
5.42%                                04/01/37                          189,625                               190,869 (d,i)
5.44%                                04/01/37                           14,370                                14,460 (i)
5.50%                                12/01/13 - 12/01/35               786,100                               784,942 (h)
5.53%                                04/01/37                           62,070                                62,458 (i)
5.56%                                03/01/37                           13,755                                13,841 (i)
5.69%                                04/01/37                          130,000                               130,812 (i)
5.71%                                04/01/37                          512,785                               517,556 (i)
6.00%                                06/01/14 - 07/01/35             1,834,870                             1,854,774 (h)
6.50%                                07/01/17 - 02/01/37             2,232,221                             2,289,413 (h)
7.00%                                03/01/15 - 06/01/36               753,170                               780,337 (h)
7.50%                                12/01/09 - 03/01/34               202,357                               210,631 (h)
8.00%                                12/01/12 - 11/01/33               147,698                               156,018 (h)
8.50%                                05/01/31                            6,382                                 6,868 (h)
9.00%                                04/01/16 - 12/01/22                26,381                                27,975 (h)
5.00%                                TBA                            17,380,190                            17,078,219 (c)
6.00%                                TBA                             1,920,000                             1,933,801 (c)
6.50%                                TBA                             1,735,000                             1,769,700 (c)
Government National Mortgage Assoc.
4.50%                                08/15/33 - 09/15/34               526,267                               500,653 (h)
5.38%                                02/20/23 - 02/20/26                19,419                                19,612 (h,i)
6.00%                                04/15/27 - 09/15/36               565,409                               573,492 (h)
6.13%                                11/20/22 - 12/20/24                 7,812                                 7,903 (h,i)
6.50%                                04/15/19 - 08/15/36               488,700                               502,280 (h)
7.00%                                03/15/12 - 11/15/31               343,584                               356,728 (h)
7.50%                                10/15/33                            9,614                                10,019 (h)
8.00%                                12/15/29 - 04/15/30                 7,455                                 7,836 (h)
8.50%                                10/15/17                           24,784                                26,344 (h)
9.00%                                11/15/16 - 12/15/21                63,074                                67,793 (h)
5.50%                                TBA                               235,000                               233,678 (c)
                                                                                                          35,900,825

AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.2%
Federal Home Loan Mortgage Corp.
1.13%                                04/15/37                          530,000                                28,322
1.33%                                10/15/18                          403,434                                24,293 (g,h,i)
1.83%                                12/15/30                        1,004,549                                45,833 (g,h,i)
1.88%                                09/15/36                          517,638                                38,095 (g,i)
2.46%                                09/15/36                          459,359                                42,419 (g,h,i)
3.22%                                10/15/33                          235,000                               182,328 (h,i)
3.98%                                12/15/33                          150,000                               127,093 (h,i)
4.00%                                02/15/21                          179,136                                24,939 (g,h)
4.50%                                04/15/13 - 12/15/20             1,348,245                               162,960 (g,h)
5.00%                                12/15/13 - 12/01/34             5,035,034                               933,683 (g,h)
5.50%                                04/15/17 - 06/15/33               605,873                               113,928 (g,h)
5.50%                                12/15/32 - 12/15/36             1,320,497                             1,313,116
7.50%                                01/15/16                           55,967                                57,667 (h)
7.50%                                07/15/27                           15,605                                 3,087 (g,h)
8.00%                                02/01/23 - 07/01/24                 7,742                                 1,665 (g,h)
8.25%                                06/01/26                           60,000                                77,601 (h,k)
24.17%                               04/25/37                        1,060,000                                57,306 (d)
24.26%                               09/25/43                        1,849,001                                20,980 (d,g,h,i)
Federal Home Loan Mortgage STRIPS
6.34%                                08/01/27                            1,892                                 1,522 (d,f,h)
Federal National Mortgage Assoc
STRIPS (Class 1)
4.69%                                11/01/34                          392,096                               298,648 (d,f,h)
Federal National Mortgage Assoc
STRIPS (Class 2)
7.50%                                11/01/23                           47,527                                11,223 (g,h)
8.00%                                08/01/23 - 07/01/24                16,676                                 3,822 (g,h)
8.50%                                07/25/22                              800                                   191 (g,h)
9.00%                                05/25/22                              513                                   141 (g,h)
Federal National Mortgage Assoc.
1.13%                                04/25/37                          477,715                                25,379
1.19%                                12/25/42                          124,934                                 2,362 (g,h,i)
1.45%                                03/25/37                          421,974                                28,219 (g,i)
1.68%                                10/25/29                          520,899                                29,512 (g,h,i)
1.78%                                12/25/30                          506,422                                24,115 (g,h,i)
1.88%                                06/25/36 - 02/25/37             5,073,541                               328,342 (g,h,i)
2.18%                                05/25/18                          884,576                                66,793 (g,h,i)
2.28%                                09/25/42                        1,305,017                                70,552 (g,h,i)
2.33%                                04/25/17 - 10/25/17             1,124,285                                65,424 (g,h,i)
2.38%                                08/25/16                          334,065                                14,451 (g,h,i)
2.78%                                06/25/42                          444,216                                29,568 (g,h,i)
3.56%                                09/25/31                          346,050                               320,341 (h,i)
4.00%                                02/25/28                           27,917                                27,432 (h)
4.50%                                05/25/18                          145,162                                12,951 (g,h)
4.75%                                11/25/14                           79,898                                 4,667 (g,h)
5.00%                                08/25/17 - 02/25/32               217,532                                23,938 (g,h)
5.50%                                03/25/33                          100,000                                99,639
5.67%                                04/24/37                          100,000                               100,750
8.00%                                07/25/14                          142,702                               144,360 (h)
Federal National Mortgage Assoc.
(Class S)
1.78%                                02/25/31                          478,375                                24,277 (g,h,i)
Federal National Mortgage Assoc.
REMIC
1.88%                                01/25/37                        1,242,401                                74,296 (g,h,i)
4.50%                                11/25/13                          217,660                                 8,006 (g,h)
4.91%                                03/25/31                          465,601                               459,694 (h,i)
5.00%                                10/25/22                          136,068                                19,631 (g,h)
7.00%                                09/25/20                            1,038                                 1,053 (h)
Federal National Mortgage Assoc.
REMIC (Class B)
5.73%                                12/25/22                              503                                   421 (d,f,h)
Federal National Mortgage Assoc.
REMIC (Class J)
1080.91%                             03/25/22                                9                                    75 (g,h)
Federal National Mortgage Assoc.
REMIC (Class K)
1008.00%                             05/25/22                               11                                   320 (g,h)
Federal National Mortgage Assoc.
STRIPS (Class 2)
5.00%                                08/01/34                          194,254                                46,207 (g)
                                                                                                           5,623,637

ASSET BACKED - 3.7%
Bank One Issuance Trust
3.59%                                05/17/10                           85,000                                84,323 (h)
Capital One Master Trust (Class C)
6.70%                                06/15/11                          200,000                               203,690 (b,h)
Carmax Auto Owner Trust
4.35%                                03/15/10                          131,000                               129,670 (h)
Chase Funding Mortgage Loan
Asset-Backed Certificates
5.60%                                02/25/33                           75,075                                75,075 (h,i)
5.75%                                05/25/32                           32,000                                30,380 (h)
Citibank Credit Card
Issuance Trust
4.45%                                04/07/10                          274,000                               271,320 (h)
Countrywide Asset-Backed
Certificates
5.75%                                05/25/33                           20,374                                20,375 (h,i)
Countrywide Home Equity Loan Trust
(Class A)
5.55%                                07/15/27                           70,163                                70,168 (h,i)
GSAA Trust
5.38%                                10/25/36                        1,626,004                             1,625,858 (h,i)
Honda Auto Receivables Owner Trust
(Class A)
4.15%                                10/15/10                          146,000                               144,267 (h)
Mid-State Trust
7.54%                                07/01/35                            2,707                                 2,895 (h)
Peco Energy Transition Trust
6.52%                                12/31/10                          192,000                               200,536 (h)
Residential Asset
Securities Corp.
5.82%                                07/25/32                           10,469                                10,471 (h,i)
Superior Wholesale Inventory
Financing Trust (Class A)
5.50%                                06/15/10                        2,000,000                             2,005,945 (h,i)
Volkswagen Auto Lease Trust (Class
A)
3.94%                                10/20/10                           88,000                                87,419 (h)
Wells Fargo Home Equity Trust
3.97%                                05/25/34                           75,361                                73,659 (h,i)
                                                                                                           5,036,051

CORPORATE NOTES - 25.8%
Abbey National PLC
7.95%                                10/26/29                          200,000                               248,975 (h)
Abbott Laboratories
5.88%                                05/15/16                          255,000                               263,538 (h)
AES Ironwood LLC
8.86%                                11/30/25                          262,217                               294,995 (h)
Air Jamaica Ltd.
9.38%                                07/08/15                          130,000                               139,750 (b,h)
Allergan, Inc.
5.75%                                04/01/16                          140,000                               142,020 (h)
Allied Waste North America Inc.
(Series B)
7.13%                                05/15/16                          230,000                               234,025 (h)
Allied World Assurance Holdings Ltd.
7.50%                                08/01/16                          110,000                               118,037 (h)
Allstate Life Global Funding Trusts
3.85%                                01/25/08                          165,000                               163,033 (h)
American Electric Power Company,
Inc. (Series D)
5.25%                                06/01/15                           90,000                                88,562 (h)
American General Corp.
7.50%                                08/11/10                          130,000                               139,248 (h)
American International
Group, Inc.
6.25%                                05/01/36                          155,000                               162,675 (h)
American Railcar
Industries, Inc.
7.50%                                03/01/14                           60,000                                61,650 (b)
AmerisourceBergen Corp.
5.88%                                09/15/15                          165,000                               163,704
Anadarko Petroleum Corp.
6.45%                                09/15/36                          110,000                               108,827
Aramark Corp.
8.50%                                02/01/15                          135,000                               140,400 (b,h)
Archstone-Smith Operating Trust
3.00%                                06/15/08                          145,000                               141,293 (h)
Arizona Public Service Co.
6.25%                                08/01/16                          165,000                               169,748 (h)
AvalonBay Communities, Inc. (REIT)
5.75%                                09/15/16                          110,000                               111,483 (h)
Axtel S.A. de C.V.
7.63%                                02/01/17                          100,000                                98,500 (b,h)
BAC CAP TRUST V
5.63%                                03/08/35                          180,000                               167,643 (h)
Banco BMG S.A.
9.15%                                01/15/16                          115,000                               123,337 (b,h)
Banco Santander Chile
5.38%                                12/09/14                          215,000                               214,381 (b,h)
5.75%                                08/15/16                          130,000                               132,210 (h)
Bank of America NA
5.30%                                03/15/17                          160,000                               157,997
Bear Stearns Companies, Inc.
5.55%                                01/22/17                           65,000                                63,771 (h)
BellSouth Corp.
4.20%                                09/15/09                          100,000                                97,874 (h)
6.55%                                06/15/34                          185,000                               189,942 (h)
Bertin Ltda
10.25%                               10/05/16                          100,000                               109,750 (b,h)
BJ Services Co.
5.75%                                06/01/11                          165,000                               167,028 (h)
BNP US Funding LLC
(Series A)
7.74%                                12/31/49                           80,000                                81,040 (b,h,i)
Bristol-Myers Squibb Co.
5.88%                                11/15/36                          100,000                                98,112 (h)
British Telecommunications PLC
8.63%                                12/15/10                           65,000                                72,560 (h)
9.13%                                12/15/30                          220,000                               302,749
Burlington Northern Santa Fe Corp.
8.13%                                04/15/20                          100,000                               118,419 (h)
Cablevision Systems Corp.
8.00%                                04/15/12                           50,000                                50,750 (h)
Cap Cana S.A.
9.63%                                11/03/13                          100,000                               104,500 (b,h)
Capital One Bank
6.50%                                06/13/13                           75,000                                78,390 (h)
Capital One Capital III
7.69%                                08/15/36                          180,000                               194,290 (h)
Carolina Power & Light Co.
5.15%                                04/01/15                           80,000                                78,563 (h)
5.70%                                04/01/35                           45,000                                43,233 (h)
6.13%                                09/15/33                          235,000                               239,143 (h)
CBS Corp.
5.63%                                05/01/07                          200,000                               200,022 (h)
CCSA Finance Ltd.
7.88%                                05/17/16                          100,000                               106,750 (b,h)
Cerveceria Nacional Dominicana C
por A
8.00%                                03/27/14                          100,000                               101,750 (b)
Chaoda Modern Agriculture
7.75%                                02/08/10                          130,000                               131,625 (b,h)
Chesapeake Energy Corp.
6.88%                                01/15/16                          180,000                               182,250 (h)
CIT Group, Inc.
5.13%                                09/30/14                           50,000                                48,431 (h)
Clarendon Alumina
Production Ltd.
8.50%                                11/16/21                          255,000                               273,487 (b,h)
CNA Financial Corp.
6.50%                                08/15/16                           95,000                                98,399 (h)
Comcast Cable Communications
Holdings, Inc.
9.46%                                11/15/22                          155,000                               202,748 (h)
Comcast Corp.
5.88%                                02/15/18                          115,000                               115,548 (h)
Commonwealth Bank of Australia
6.02%                                03/29/49                          160,000                               161,136 (b,h,i)
ConocoPhillips Canada Funding Co.
5.95%                                10/15/36                          165,000                               167,030 (h)
Consumers Energy Co.
5.15%                                02/15/17                          125,000                               120,364 (h)
Countrywide Home Loans, Inc.
5.63%                                05/15/07                          100,000                               100,027 (h)
Coventry Health Care, Inc.
5.95%                                03/15/17                           45,000                                44,758
COX Communications, Inc.
7.75%                                11/01/10                          130,000                               140,332
CRH America, Inc.
6.00%                                09/30/16                          110,000                               111,507 (h)
CSX Transportation, Inc.
9.75%                                06/15/20                          105,000                               138,811 (h)
DaimlerChrysler NA Holding Corp.
4.05%                                06/04/08                          110,000                               108,555 (h)
DBS Bank Ltd.
5.00%                                11/15/19                          235,000                               229,181 (b,h,i)
Delhaize America, Inc.
8.13%                                04/15/11                          185,000                               202,359 (h)
Detroit Edison Co. (Series B)
5.45%                                02/15/35                          190,000                               177,355 (h)
Devon OEI Operating Inc.
4.38%                                10/01/07                           75,000                                74,596 (h)
Digicel Ltd.
9.25%                                09/01/12                          130,000                               137,150 (b)
Dominion Resources, Inc. (Series B)
6.30%                                09/30/66                          210,000                               213,820 (h,i)
Dover Corp.
6.50%                                02/15/11                           90,000                                94,099 (h)
6.65%                                06/01/28                           60,000                                65,469 (h)
Dresdner Funding Trust I
8.15%                                06/30/31                          110,000                               130,913 (b,h)
Duke Energy Corp.
5.38%                                01/01/09                           50,000                                50,125 (h)
Echostar DBS Corp.
7.00%                                10/01/13                          460,000                               473,800 (h)
EI Du Pont de Nemours & Co.
4.88%                                04/30/14                          110,000                               106,985 (h)
El Paso Production Holding Co.
7.75%                                06/01/13                          160,000                               167,200 (h)
Embarq Corp.
7.08%                                06/01/16                          165,000                               168,179 (h)
Empresa Energetica de Sergipe and
Sociedade Anonima de Eletrificaao
da Paraiba
10.50%                               07/19/13                          115,000                               127,075 (b,h)
Federated Retail Holdings Inc.
5.35%                                03/15/12                          100,000                                99,849
FirstEnergy Corp. (Series B)
6.45%                                11/15/11                          225,000                               235,836 (h)
FPL Group Capital, Inc.
(Series B)
5.55%                                02/16/08                          220,000                               220,229 (h)
Freeport-McMoRan Copper & Gold, Inc.
8.38%                                04/01/17                          175,000                               189,219
Galaxy Entertainment Finance
Company Ltd.
9.88%                                12/15/12                          100,000                               109,000 (h)
10.35%                               12/15/10                          100,000                               105,625 (b,h,i)
Gaz Capital for Gazprom
6.21%                                11/22/16                          140,000                               140,070 (b,h)
6.51%                                03/07/22                          335,000                               340,025 (b)
Georgia Gulf Corp.
9.50%                                10/15/14                          230,000                               220,800 (b,h)
Gol Finance
7.50%                                04/03/17                          145,000                               142,497 (b)
Goldman Sachs Group, Inc.
6.60%                                01/15/12                          275,000                               289,986
Greater Bay Bancorp
5.25%                                03/31/08                          265,000                               264,448 (h)
Greentown China Holdings Ltd.
9.00%                                11/08/13                          100,000                               102,500 (b,h)
GS Caltex Corp.
5.50%                                10/15/15                          170,000                               168,856 (b,h)
GTE Corp.
6.94%                                04/15/28                          240,000                               254,524 (h)
Harrah's Operating
Company, Inc.
5.38%                                12/15/13                          220,000                               195,011
HCA Inc.
9.13%                                11/15/14                          180,000                               192,375 (b,h)
Hexion US Finance Corp.
9.75%                                11/15/14                          260,000                               272,675 (b,h)
Home Depot, Inc.
5.25%                                12/16/13                          165,000                               163,858 (h)
Hospira, Inc.
5.55%                                03/30/12                          160,000                               160,173
HSBC Bank USA NA
4.63%                                04/01/14                          150,000                               143,599
HSBC Capital Funding LP (Series 1)
9.55%                                12/31/49                           65,000                                73,089 (b,h,i)
HSBC Holdings PLC
6.50%                                05/02/36                          100,000                               105,667 (h)
Hutchison Whampoa Finance CI Ltd.
(Series C)
7.50%                                08/01/27                          285,000                               326,688 (b,h)
Hydro Quebec
8.50%                                12/01/29                           75,000                               104,289 (h)
IBM Canada Credit
Services Co.
3.75%                                11/30/07                           95,000                                94,154 (b,h)
Idearc Inc.
8.00%                                11/15/16                          260,000                               267,475 (b,h)
IIRSA Norte Finance Ltd.
8.75%                                05/30/24                          140,000                               164,500 (b,h)
Industrias Unidas S.A.
11.50%                               11/15/16                          140,000                               149,450 (b,h)
International Business Machines
Corp.
3.80%                                02/01/08                          115,000                               113,721 (h)
International Steel Group Inc.
6.50%                                04/15/14                          145,000                               150,757
IPSCO, Inc.
8.75%                                06/01/13                          120,000                               127,800 (h)
IRSA Inversiones y Representaciones
S.A.
8.50%                                02/02/17                          100,000                                99,500 (b,h)
ISA Capital do Brasil S.A.
8.80%                                01/30/17                          130,000                               138,125 (b,h)
iStar Financial, Inc. (REIT)
4.88%                                01/15/09                           55,000                                54,545 (h)
7.00%                                03/15/08                           40,000                                40,508 (h)
JBS S.A.
9.38%                                02/07/11                          140,000                               147,350
10.50%                               08/04/16                          100,000                               113,750 (b,h)
JP Morgan Chase & Co.
7.00%                                11/15/09                          195,000                               203,964 (h)
JP Morgan Chase Bank
5.88%                                06/13/16                          275,000                               282,657
Kansas Gas & Electric
5.65%                                03/29/21                          105,000                               103,390 (h)
Kazkommerts International
7.50%                                11/29/16                          140,000                               135,625 (b,h)
Kimco Realty Corp. (REIT)
4.82%                                06/01/14                          110,000                               105,562 (h)
Kinder Morgan Energy
Partners LP
5.13%                                11/15/14                          155,000                               150,060 (h)
Kraft Foods, Inc.
5.25%                                06/01/07                          100,000                                99,942 (h)
Landsbanki Islands
6.06%                                08/25/09                          170,000                               172,186 (b,h,i)
Lehman Brothers Holdings, Inc.
5.75%                                07/18/11                           70,000                                71,367 (h)
LIN Television Corp.
6.50%                                05/15/13                          290,000                               283,837
Lloyds TSB Group PLC
6.27%                                12/31/49                          100,000                                98,276 (b,h,i)
MacDermid, Inc.
9.13%                                07/15/11                          275,000                               288,236
Majestic Star Casino LLC
9.50%                                10/15/10                          300,000                               314,625 (h)
Marfrig Overseas Ltd.
9.63%                                11/16/16                          140,000                               145,950 (b)
Markel Corp.
7.35%                                08/15/34                           60,000                                64,294 (h)
MBIA, Inc.
5.70%                                12/01/34                           90,000                                85,651
Mediacom LLC
9.50%                                01/15/13                          230,000                               237,187 (h)
Merck & Company, Inc.
5.75%                                11/15/36                           70,000                                67,907 (h)
Merrill Lynch & Company, Inc.
6.05%                                05/16/16                          110,000                               112,746 (h)
Metropolitan Life Global Funding I
4.25%                                07/30/09                          185,000                               181,955 (b,h)
Midamerican Energy
Holdings Co.
6.13%                                04/01/36                          115,000                               114,751 (h)
Mohegan Tribal Gaming Authority
8.00%                                04/01/12                          270,000                               280,125 (h)
Morgan Stanley
6.60%                                04/01/12                          220,000                               232,278
Motorola, Inc.
4.61%                                11/16/07                          135,000                               134,266 (h)
MUFG Capital Finance 1 Ltd.
6.35%                                07/29/49                          100,000                               102,043 (h,i)
NAK Naftogaz Ukrainy
8.13%                                09/30/09                          100,000                               100,818
Nakilat Inc.
6.07%                                12/31/33                          215,000                               207,363 (b,h)
6.27%                                12/31/33                          130,000                               128,086 (b,h)
National Power Corp.
9.63%                                05/15/28                          145,000                               182,881 (h)
Nelnet, Inc.
5.13%                                06/01/10                          205,000                               200,257 (h)
Nevada Power Co. (Series N)
6.65%                                04/01/36                           75,000                                78,158 (h)
New Cingular Wireless Services Inc.
8.75%                                03/01/31                          220,000                               284,757 (h)
News America, Inc.
7.25%                                05/18/18                          110,000                               122,037 (h)
Nisource Finance Corp.
5.45%                                09/15/20                          165,000                               156,053 (h)
7.88%                                11/15/10                           50,000                                54,232 (h)
Norfolk Southern Corp.
8.63%                                05/15/10                          155,000                               169,629 (h)
Norfolk Southern Railway Co.
9.75%                                06/15/20                          170,000                               228,462 (h)
Nortel Networks Ltd.
10.75%                               07/15/16                          130,000                               144,300 (b,h)
Northeast Utilities (Series B)
3.30%                                06/01/08                          235,000                               229,857 (h)
Northern States Power Co.
6.25%                                06/01/36                           65,000                                69,548 (h)
NorthWestern Corp.
5.88%                                11/01/14                           85,000                                83,849 (h)
NRG Energy, Inc.
7.38%                                01/15/17                           50,000                                51,312 (h)
Ohio Power Co. (Series E)
6.60%                                02/15/33                           65,000                                68,836 (h)
ONEOK Partners LP
5.90%                                04/01/12                          110,000                               112,555 (h)
OPTI Canada Inc.
8.25%                                12/15/14                          265,000                               275,600 (b,h)
Pacific Bell
7.13%                                03/15/26                           85,000                                90,626 (h)
Pacific Gas & Electric Co.
5.80%                                03/01/37                          105,000                               101,647
6.05%                                03/01/34                           95,000                                94,598 (h)
PanAmSat Corp.
9.00%                                08/15/14                          240,000                               259,800 (h)
Pemex Finance Ltd.
9.03%                                02/15/11                           52,000                                55,443 (h)
9.69%                                08/15/09                          135,000                               142,332 (h)
Pemex Project Funding Master Trust
6.13%                                08/15/08                          265,000                               267,234 (h)
7.38%                                12/15/14                           30,000                                33,149 (h)
7.88%                                02/01/09                           65,000                                67,800
Petrobras International
Finance Co.
6.13%                                10/06/16                          110,000                               112,200 (h)
Playtex Products, Inc.
8.00%                                03/01/11                          130,000                               135,850 (h)
Potomac Edison Co.
5.35%                                11/15/14                           95,000                                93,423 (h)
Prudential Financial, Inc.
5.70%                                12/14/36                          165,000                               157,901 (h)
Prudential Holdings LLC (Series C)
8.70%                                12/18/23                          170,000                               214,037 (b,h)
Puget Sound Energy, Inc.
3.36%                                06/01/08                          125,000                               122,138 (h)
5.48%                                06/01/35                          110,000                               100,339 (h)
6.27%                                03/15/37                           65,000                                65,634 (h)
Pulte Homes, Inc.
4.88%                                07/15/09                          130,000                               127,632 (h)
Quebecor World Inc.
9.75%                                01/15/15                          390,000                               409,500 (b,h)
Rabobank Capital Funding Trust
5.25%                                12/29/49                          130,000                               125,308 (b,h,i)
Ranhill Labuan Ltd.
12.50%                               10/26/11                           30,000                                29,700 (b,h)
Rede Empresas de Energia Eletrica
S.A.
11.13%                               04/02/49                          150,000                               153,000 (b)
Reichhold Industries, Inc.
9.00%                                08/15/14                          130,000                               131,300 (b,h)
Residential Capital LLC
6.38%                                06/30/10                          220,000                               219,931
6.46%                                04/17/09                          220,000                               219,182 (i)
Resona Bank Ltd.
5.85%                                09/29/49                          215,000                               213,949 (b,h,i)
Rock-Tenn Co.
8.20%                                08/15/11                          285,000                               302,100
Roseton Danskammer
(Series B)
7.67%                                11/08/16                          230,000                               243,800 (h)
Rouse Company LP (REIT)
6.75%                                05/01/13                          165,000                               168,157 (b,h)
Royal Bank of Scotland Group PLC
5.00%                                10/01/14                          115,000                               112,580 (h)
Sabine Pass LNG LP
7.50%                                11/30/16                          265,000                               266,987 (b)
Security Benefit Life Insurance
8.75%                                05/15/16                          120,000                               140,319 (b)
Simon Property Group, L.P. (REIT)
4.60%                                06/15/10                          115,000                               113,050 (h)
Skandinaviska Enskilda Banken AB
7.50%                                03/29/49                          250,000                               262,216 (b,h,i)
Smith International, Inc.
6.00%                                06/15/16                          110,000                               112,089 (h)
Southern Natural Gas Co.
5.90%                                04/01/17                           75,000                                74,999 (b)
Sovereign Capital Trust VI
7.91%                                06/13/36                          235,000                               261,534 (h)
Sprint Capital Corp.
7.63%                                01/30/11                          165,000                               177,213
Stallion Oilfield Finance Corp.
9.75%                                02/01/15                           80,000                                81,400 (b)
Standard Chartered Bank Hong Kong
Ltd.
4.38%                                12/03/14                          210,000                               205,558 (i)
Station Casinos Inc.
7.75%                                08/15/16                           20,000                                20,525 (h)
Stewart Enterprises, Inc.
6.25%                                02/15/13                          135,000                               130,950 (h)
Telecom Italia Capital S.A.
7.20%                                07/18/36                          110,000                               114,942 (h)
Telecom Personal S.A.
9.25%                                12/22/10                           80,000                                83,700 (b)
Tennessee Gas Pipeline Co.
8.38%                                06/15/32                          110,000                               135,525
The Kroger Co.
6.80%                                12/15/18                          110,000                               114,546 (h)
The Thomson Corp.
5.50%                                08/15/35                          115,000                               102,738 (h)
TNK-BP Finance S.A.
6.13%                                03/20/12                          200,000                               198,500 (b)
6.63%                                03/20/17                          100,000                                99,250 (b)
TransCapitalInvest Ltd.
5.67%                                03/05/14                          150,000                               147,771 (b)
Tronox Worldwide LLC
9.50%                                12/01/12                          180,000                               190,800 (h)
TXU Electric Delivery Co.
5.00%                                09/01/07                          115,000                               114,797 (h)
5.73%                                09/16/08                          135,000                               134,980 (i)
Union Pacific Railroad Co.
5.87%                                07/02/30                          110,000                               112,365 (h)
United Overseas Bank Ltd.
4.50%                                07/02/13                          220,000                               212,100 (b,h)
Verizon Pennsylvania Inc.
8.75%                                08/15/31                          110,000                               136,249 (h)
Vitro S.A. de C.V.
9.13%                                02/01/17                          100,000                               102,500 (b,j)
VTB Capital S.A.
5.96%                                08/01/08                          115,000                               115,057 (b,h,i)
6.10%                                09/21/07                          105,000                               105,000 (b,h,i)
Wachovia Corp.
5.63%                                10/15/16                          370,000                               371,094 (h)
Wal-Mart Stores, Inc.
5.25%                                09/01/35                          165,000                               149,631 (h)
Westar Energy, Inc.
5.15%                                01/01/17                           90,000                                86,007 (h)
7.13%                                08/01/09                           60,000                                62,186 (h)
Westlake Chemical Corp.
6.63%                                01/15/16                          250,000                               243,750 (h)
Windstream Corp.
7.00%                                03/15/19                          300,000                               300,000 (b)
8.63%                                08/01/16                          285,000                               311,719
Wisconsin Electric Power
3.50%                                12/01/07                          160,000                               158,134 (h)
5.70%                                12/01/36                           40,000                                39,041 (h)
Wyeth
4.38%                                03/01/08                          100,000                                99,327 (h)
5.95%                                04/01/37                          160,000                               158,414
                                                                                                          34,765,227

NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 8.5%
Banc of America Commercial Mortgage
Inc.
5.32%                                10/10/11                          148,000                               148,806 (h)
Banc of America Funding Corp.
5.74%                                03/20/36                           69,760                                69,867 (h,i)
5.85%                                02/20/36                          174,561                               175,608 (h,i)
Banc of America Mortgage Securities
(Class B)
5.38%                                01/25/36                           24,894                                24,554 (h,i)
5.38%                                01/25/36                           49,788                                49,176 (h,i)
Bank of America Alternative Loan
Trust
6.50%                                07/25/35                           77,125                                78,449 (h)
Bear Stearns Commercial Mortgage
Securities
5.48%                                10/12/41                          245,000                               247,818 (h,i)
5.53%                                10/12/41                          245,000                               248,157 (h,i)
6.02%                                02/14/31                          300,000                               303,382 (h)
CalSTRS Trust
4.13%                                11/20/12                          529,000                               524,733 (b,h)
Countrywide Alternative Loan Trust
5.98%                                05/25/36                           24,750                                22,151 (h,i)
6.00%                                03/25/36 - 08/25/36               132,547                               112,408 (h)
Countrywide Alternative Loan Trust
(Class B)
6.00%                                05/25/36 - 08/25/36                64,615                                56,144 (h)
Countrywide Home Loan Mortgage Pass
Through Trust (Class M)
5.50%                                12/25/35                           73,785                                71,858 (h)
Credit Suisse Mortgage Capital
Certificates
5.47%                                09/15/39                          217,000                               218,220 (h)
Credit Suisse Mortgage Capital
Certificates (Class C)
5.65%                                02/25/36                           39,508                                38,586 (h,i)
Crusade Global Trust (Class A)
5.54%                                09/18/34                          121,317                               121,626 (h,i)
CS First Boston Mortgage Securities
Corp.
1.50%                                03/15/35                        3,159,415                               116,672 (b,h,i)
5.25%                                08/25/34                           74,966                                74,297 (h)
5.25%                                07/15/37                        2,517,041                                62,935 (b,d,h,i)
5.33%                                10/25/35                           74,181                                71,176 (h,i)
6.13%                                04/15/37                          175,000                               181,732 (h)
First Union-Lehman Brothers-Bank of
America
6.56%                                11/18/35                          120,869                               121,839 (h)
GMAC Commercial Mortgage
Securities, Inc.
6.42%                                05/15/35                          321,496                               324,933 (h)
6.47%                                04/15/34                          159,000                               165,555 (h)
GMAC Commercial Mortgage
Securities, Inc. (Class X)
5.23%                                12/10/41                        4,167,046                                87,377 (d,h,i)
Greenwich Capital Commercial
Funding Corp.
5.12%                                04/10/37                          301,000                               301,095 (h)
Indymac INDA Mortgage Loan Trust
5.16%                                01/25/36                           99,858                                97,580 (h,i)
Indymac INDA Mortgage Loan Trust
(Class B)
5.16%                                01/25/36                           99,858                                99,505 (h,i)
Indymac Index Mortgage Loan Trust
5.38%                                06/25/35                          118,124                               116,655 (h,i)
JP Morgan Chase Commercial Mortgage
Securities Corp.
1.12%                                01/12/39                        2,509,194                                85,737 (b,h,i)
6.47%                                11/15/35                          190,000                               199,370 (h)
LB-UBS Commercial Mortgage Trust
4.06%                                09/15/27                          495,000                               484,608 (h,i)
5.17%                                01/18/12                        3,234,344                                86,303 (d,h,i)
5.26%                                09/15/39                          150,000                               150,732 (h)
5.42%                                02/15/40                          800,000                               801,466
6.23%                                03/15/26                          130,000                               132,247 (h)
6.97%                                03/15/36                        3,218,386                                91,786 (b,d,h,i)
7.09%                                10/15/35                          798,728                                33,434 (b,d,h,i)
7.23%                                02/15/40                        2,714,859                                58,108 (b,d,h,i)
LB-UBS Commercial Mortgage Trust
(Class A)
6.13%                                12/15/30                          172,000                               178,652 (h)
6.65%                                11/15/27                          144,000                               151,324 (h)
LB-UBS Commercial Mortgage Trust
(Class B)
6.65%                                07/14/16                           34,000                                35,964 (b,h)
LB-UBS Commercial Mortgage Trust
(Class X)
5.24%                                09/15/39                        6,830,000                               224,397 (d,h,i)
Master Alternative Loans Trust
5.00%                                08/25/18                          178,102                                27,606 (g,h)
6.50%                                08/25/34 - 05/25/35               498,981                               507,691 (h)
Master Alternative Loans Trust
(Class 3)
6.50%                                01/25/35                          133,375                               135,959 (h)
MLCC Mortgage Investors, Inc.
5.39%                                02/25/36                           59,995                                59,492 (h,i)
Morgan Stanley Capital I
5.28%                                12/15/43                          102,000                               102,385 (h,i)
5.33%                                12/15/43                          102,000                               101,507 (h,i)
5.39%                                11/12/41                          280,000                               278,629 (h,i)
5.44%                                02/20/44                          250,000                               252,118 (b,i)
5.45%                                02/20/44                          800,000                               802,702 (i)
5.71%                                07/20/44                          100,000                               102,331 (h)
7.11%                                04/15/33                          513,000                               531,935 (h)
Morgan Stanley Capital I
(Class A)
5.36%                                02/20/44                          175,000                               176,364 (i)
Morgan Stanley Dean Witter Capital I
7.20%                                10/15/33                          197,154                               206,823 (h)
Morgan Stanley Dean Witter Capital
I (Class A)
6.39%                                10/15/35                          150,000                               157,085 (h)
6.54%                                02/15/31                           23,013                                23,590 (h)
Nomura Asset Securities Corp.
(Class A)
6.59%                                03/15/30                          489,328                               493,498 (h)
Residential Funding Mortgage
Security I
5.75%                                01/25/36                          197,770                               192,783 (h)
Wells Fargo Mortgage Backed
Securities Trust
5.39%                                08/25/35                          106,403                               104,342 (h,i)
5.50%                                01/25/36                          149,995                               143,491 (h)
                                                                                                          11,447,353

SOVEREIGN BONDS - 0.8%
Government of Argentina
9.38%                                09/14/18                          100,000                               101,050
Government of Bahamas
6.63%                                05/15/33                          125,000                               138,396 (b,h)
Government of Brazil
10.25%                               01/10/28                          500,000                               235,706
Government of Canada
7.50%                                09/15/29                          165,000                               208,964
Government of Jamaica
8.00%                                03/15/39                          140,000                               140,350
Government of Mexico
7.50%                                01/14/12                          110,000                               120,290
Government of Panama
6.70%                                01/26/36                          105,000                               108,990
                                                                                                           1,053,746

TOTAL BONDS AND NOTES                                                                                    136,255,783
 (COST $138,495,627)

                                                                     PRINCIPAL
                                                                        AMOUNT                                 VALUE
--------------------------------------------------------------------------------------------------------------------
SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN
- 14.8%
---------------------------------------------------------------------------------------------------------------------

ASSET BACKED - 11.2%
Bear Stearns Asset Backed
Securities Inc.
5.54%                                11/25/35                     $  2,000,000                          $  2,000,761 (h,i)
Countrywide Asset-Backed
Certificates
5.43%                                06/25/35                          826,684                               826,625 (h,i)
Fleet Home Equity Loan Trust (Class
A)
5.57%                                01/20/33                          327,668                               327,961 (h,i)
Ford Credit Floorplan Master Owner
Trust (Class A)
5.36%                                07/15/09                        2,500,000                             2,499,620 (h,i)
RAAC Series (Class A)
5.49%                                08/25/36                        4,353,000                             4,348,135 (h,i)
Residential Asset Mortgage
Products, Inc.
5.52%                                04/25/35                        5,000,000                             5,002,556 (h,i)
5.65%                                12/25/33                           30,194                                30,210 (h,i)
Residential Asset Mortgage
Products, Inc. (Class A)
5.88%                                06/25/32                           37,035                                37,042 (h,i)
                                                                                                          15,072,910

NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.6%
Granite Mortgages PLC
(Class 1)
5.55%                                01/20/43                          556,522                               556,964 (h,i)
JP Morgan Alternative Loan Trust
5.38%                                08/25/36                        1,714,940                             1,714,936 (h,i)
Puma Finance Ltd. (Class A)
5.55%                                10/11/34                          178,762                               178,668 (h,i)
Residential Accredit Loans, Inc.
5.50%                                07/25/36                        2,357,767                             2,358,159 (h,i)
                                                                                                           4,808,727

TOTAL SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN                                                                        19,881,637
 (COST $19,882,698)

TOTAL INVESTMENT IN SECURITIES                                                                           156,137,420
 (COST $158,378,325)

                                                                     NUMBER OF
                                                                        SHARES                                 VALUE
--------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 28.9%
--------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 9.3%
GEI Short Term Investment Fund
5.53%                                                               12,588,463                         $  12,588,463 (d,l)

SHORT-TERM SECURITIES PURCHASED
WITH COLLATERAL FROM SECURITIES ON
LOAN - 15.0%
GEI Short Term Investment Fund
5.53%                                                               20,286,338                            20,286,338 (d,l)

                                                                     PRINCIPAL
                                                                        AMOUNT
--------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 4.6%
--------------------------------------------------------------------------------------------------------------------

Sheffield Receivables Corp.
5.26%                                04/02/07                     $  2,100,000                             2,099,693
Societe Generale
5.26%                                04/13/07                        4,000,000                             3,992,987

TOTAL COMMERCIAL PAPER                                                                                     6,092,680
(COST $6,092,680)

TOTAL SHORT-TERM INVESTMENTS                                                                              38,967,481
(COST $38,967,481)

TOTAL INVESTMENTS                                                                                        195,104,901
(COST $197,345,806)

LIABILITIES IN EXCESS OF OTHER
ASSETS, NET - (44.7)%                                                                                    (60,254,363)
                                                                                                      --------------
NET ASSETS - 100.0%                                                                                   $  134,850,538
                                                                                                      ==============

The GEI Income Fund had the following long futures contracts open at March 31, 2007 (unaudited):

                                                                 NUMBER OF          CURRENT          UNREALIZED
DESCRIPTION                              EXPIRATION DATE         CONTRACTS      NOTIONAL VALUE      DEPRECIATION
--------------------------------------------------------------------------------------------------------------------
Eurodollar Futures                       September 2007             51           $12,102,938          $(2,142)
U.S. Treasury Notes 5 Yr. Futures           June 2007               35             3,702,891           (7,642)
                                                                                                      -------
                                                                                                      $(9,784)
                                                                                                      ========

GEI REAL ESTATE SECURITIES

SCHEDULE OF INVESTMENTS -  MARCH 31,
2007 (UNAUDITED)

                                                           NUMBER OF SHARES                          VALUE
----------------------------------------------------------------------------------------------------------
COMMON STOCK (REIT) - 90.6%
----------------------------------------------------------------------------------------------------------

DIVERSIFIED - 7.3%
Cousins Properties, Inc.                                             53,420                   $  1,755,381
National Retail Properties, Inc.                                     71,310                      1,724,989
Spirit Finance Corp.                                                153,513                      2,287,344
Vornado Realty Trust                                                 55,980                      6,680,653
                                                                                                12,448,367

FREESTANDING - 1.5%
Realty Income Corp.                                                  90,280                      2,545,896

HEALTHCARE - 2.7%
Nationwide Health Properties Inc.                                    57,120                      1,785,571
Ventas, Inc.                                                         64,780                      2,729,181
                                                                                                 4,514,752

HOTEL - 7.5%
Host Hotels & Resorts Inc.                                          344,678                      9,068,478
LaSalle Hotel Properties                                             15,450                        716,262
Sunstone Hotel Investors, Inc.                                      112,510                      3,067,023
                                                                                                12,851,763

INDUSTRIAL - 6.6%
AMB Property Corp.                                                   29,840                      1,754,294
First Industrial Realty Trust, Inc.                                  23,670                      1,072,251
Prologis                                                            129,720                      8,422,720
                                                                                                11,249,265

MULTIFAMILY - 18.0%
American Campus
Communities, Inc.                                                    35,680                      1,080,747
Apartment Investment & Management Co. (Class A)                      59,190                      3,414,671
Archstone-Smith Trust                                                52,397                      2,844,109
AvalonBay Communities, Inc.                                          63,090                      8,201,700
BRE Properties, Inc.                                                 76,700                      4,843,605
Equity Residential                                                   70,850                      3,417,096
Essex Property Trust, Inc.                                           53,580                      6,937,538
                                                                                                30,739,466

OFFICE - 12.4%
Alexandria Real Estate Equities, Inc.                                57,950                      5,816,442
Boston Properties, Inc.                                              49,900                      5,858,260
Douglas Emmett, Inc.                                                 84,400                      2,154,732
Highwoods Properties, Inc.                                           83,120                      3,282,409
Kilroy Realty Corp.                                                  38,570                      2,844,537
Maguire Properties, Inc.                                             34,050                      1,210,818
                                                                                                21,167,198

OFFICE/INDUSTRIAL - 4.0%
Duke Realty Corp.                                                    78,440                      3,409,787
Liberty Property Trust                                               69,540                      3,387,989
                                                                                                 6,797,776

REGIONAL MALLS - 16.1%
General Growth Properties, Inc.                                     105,080                      6,785,016
Macerich Co.                                                         49,490                      4,570,896
Simon Property Group, Inc.                                          114,520                     12,740,350
Taubman Centers, Inc.                                                56,740                      3,290,353
                                                                                                27,386,615

SELF STORAGE - 3.2%
Public Storage, Inc.                                                 56,790                      5,376,309

SHOPPING CENTERS - 10.5%
Acadia Realty Trust                                                  57,040                      1,487,033
Developers Diversified Realty Corp.                                  27,140                      1,707,106
Federal Realty Investment Trust                                      44,510                      4,033,496
Kimco Realty Corp.                                                  148,652                      7,245,298
Regency Centers Corp.                                                41,470                      3,464,818
                                                                                                17,937,751

SPECIALTY - 0.8%
Digital Realty Trust, Inc.                                           35,470                      1,415,253

TOTAL COMMON STOCK (REIT)                                                                      154,430,411
(COST $124,136,246)

----------------------------------------------------------------------------------------------------------
COMMON STOCK - 9.2%
----------------------------------------------------------------------------------------------------------

HOTEL - 1.0%
DiamondRock Hospitality Co.                                          84,930                      1,613,670

OFFICE - 8.2%
Brookfield Properties Corp.                                         186,070                      7,498,621
SL Green Realty Corp.                                                47,750                      6,550,345
                                                                                                14,048,966
TOTAL COMMON STOCK
(COST $14,059,852)                                                                              15,662,636

TOTAL INVESTMENTS IN SECURITIES                                                                170,093,047
(COST $138,196,098)

----------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 0.0%*
----------------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund
5.53%                                                                 1,000                          1,000 (d,l)
(COST $1,000)

TOTAL INVESTMENTS
(COST $138,197,098)                                                                            170,094,047

OTHER ASSETS AND LIABLITIES, NET - 0.2%                                                            330,857
                                                                                            --------------
NET ASSETS  - 100.0%                                                                        $  170,424,904
                                                                                            ==============

                                 GE INVESTMENTS

          NOTES TO SCHEDULES OF INVESTMENTS March 31, 2007 (unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)   Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities amounted to $698,866; $12,312,193, and $3,481,952 or 0.85%, 9.13%, and 0.18% of net
      assets for the GE Investments International Equity Fund, GE Investments Income Fund and GE Investments Total Return Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)   Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At March 31, 2007, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at March 31, 2007.

(j)   All or a portion of the security is out on loan.

(k)   Step coupon bond. Security becomes interest bearing at a future date.

(l) GEAM is the investment advisor of the fund serves as investment advisor of the trust.

(m) General Electric Co. is the parent company of GE Asset Management Incorporated, the Fund's investment Advisor.

(n) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(o)   Managed by SSgA Funds Management, Inc., the Fund's sub-adviser.

*     Less than 0.1%.

+     Percentages are based on net assets as of March 31, 2007.


Abbreviations:

ADR      American Depository Receipt
GDR      Global Depository Receipt
REGD.    Registered
REIT     Real Estate Investment Trust
REMIC    Real Estate Mortgage Investment Conduit
SPDR     Standard & Poors Depository Receipts
STRIPS   Separate Trading of Registered Interest and Principal of Security
TBA      To be Announced

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Investments Funds, Inc.

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Investments Funds, Inc.

Date:  May 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and theInvestment Company Act of 1940, this Report has been signed below by thefollowing persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Investments Funds, Inc.

Date:  May 25, 2007


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, GE Investments Funds, Inc.

Date:  May 25, 2007